Filed with the Securities and Exchange Commission on March 28, 2014

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	123	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	124	☒

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Thomas G. Sheehan, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	On March 30, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Prospectus
March 30, 2014

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Tortoise Funds
Series of Managed Portfolio Series (the “Trust”)

The Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund, and the Tortoise Select Opportunity Fund are collectively referred to herein as the “Tortoise Funds.”

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Fund Summ ar ies

Tortoise MLP & Pi pelin e Fund

Investment Objective
The investment objective of Tortoise MLP & Pipeline Fund (the “Fund”) is total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s Statutory Prospectus on page 45.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	C Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00%(2)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	C Class
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.29%	1.04%	2.04%
Expense (Reimbursement)/Recoupment(3)	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment(3)	1.33%	1.08%	2.08%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

(3)
Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage costs, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 1.10% of the average daily net assets of the Institutional Class and 2.10% of the average daily net assets of the C Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$703	$964	$1,245	$2,045
Institutional Class Shares	$110	$335	$578	$1,275
C Class Shares	$311	$643	$1,102	$2,372

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You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
C Class Shares	$211	$643	$1,102	$2,372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended November 30, 2013, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of master limited partnerships (“MLPs”) and pipeline companies.  MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets.  Pipeline companies are defined as either entities in which the largest component of their assets, cash flow or revenue is associated with the operation or ownership of energy pipelines and complementary assets or entities operating in the energy pipeline industry as defined by standard industrial classification (“SIC”).  Pipeline companies include investment companies that invest primarily in MLP or pipeline companies.

The Fund intends to focus its investments primarily in equity securities of MLP and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP  and limited liability company (“LLC”) common units; the equity securities issued by MLP affiliates, such as MLP I-Shares and common shares of corporations that own, directly or indirectly, MLP general partner interests; and other investment companies that invest in MLP and pipeline companies.

MLP common units represent an equity ownership interest in an MLP.  Some energy infrastructure companies in which the Fund may invest are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes.  The Fund may invest in LLC common units which represent an ownership interest in the LLC.  Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation.

I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC.  Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP.

Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships.  Issuers of MLP I-Shares are corporations and not partnerships for tax purposes.  As a result, MLP I-Shares are not subject to this limitation.

In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depositary receipts of companies that are organized as corporations and energy infrastructure real estate investment trusts (“REITs”).  The Fund may also write call options on securities, but will only do so on securities it holds in its portfolio (i.e., covered calls).

Under normal circumstances, the Fund may invest up to (i) 30% of its total assets in securities (including American Depositary Receipts (“ADRs”)) issued by foreign issuers, which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a foreign country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer.  The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

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The Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions, and to retain flexibility in meeting redemptions and paying expenses, which may result in the Fund not achieving its investment objective.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.  To the extent that market value fluctuations cause illiquid securities held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical.  Generally, this requirement does not obligate the Fund to liquidate a position where the Fund would incur a loss on the sale.

The Adviser seeks to invest the Fund in securities that offer a combination of yield, growth and quality, intended to result in superior long-term total returns. The Adviser’s securities selection process includes a comparison of quantitative, qualitative, and relative value factors.  Primary emphasis will be placed on proprietary models constructed and maintained by the Adviser’s in-house investment team, although the Adviser may use research provided by broker-dealers and investment firms. To determine whether a company meets its criteria, the Adviser will generally look for companies with essential, long-lived energy infrastructure assets with high barriers to entry, total return potential, predictable revenue and stable operating structures, and experienced, operations-focused management teams.

Borrowing Policy.  The Fund may utilize borrowings for investment purposes and for redemption of Fund shares.  Utilization of such borrowings would generally be short term in nature, and within the constraints of the 1940 Act and will consist of a line of credit from a bank or group of banks.

Principal Investment Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.   The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Adviser Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Concentration Risk.  The Fund’s strategy of focusing its investments in MLP and pipeline companies means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of energy infrastructure companies in particular, or a particular company.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

MLP Risk.   MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes.  Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP.  The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.  Securities of MLP I-Shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

Debt Securities Risks.  Debt securities are also subject to credit, interest rate, call or prepayment, duration and maturity risks that can negatively affect their value or force the Fund to re-invest at lower yields.  The value of debt securities may decline for a number of reasons, such as management performance, financial leverage and reduced demand for the issuer’s products and services.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Company and RIC Compliance Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs.  When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses.  The Fund’s investment in MLPs presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, a designation which allows the Fund to avoid paying taxes at regular corporate rates on its income.  If for any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates.  The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

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Covered Call Option Risk. If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Liquidity Risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Energy Infrastructure Industry Risk.  Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Who Should Invest
Before investing in the Fund, investors should consider their investment goals, time horizons and risk tolerance. The Fund may be an appropriate investment for investors who are seeking:

•	An investment vehicle for accessing a portfolio of MLP and pipeline companies;
•	A traditional flow-through mutual fund structure with daily liquidity at NAV;
•	Simplified tax reporting through a Form 1099;
•	A fund offering the potential for total return through capital appreciation and current income;
•	A fund that may be suitable for retirement and other tax exempt accounts;
•	Potential diversification of their overall investment portfolio; and
•	Professional securities selection and active management by an experienced adviser.

The Fund is designed for long-term investors and is not designed for investors who are seeking short-term gains. The Fund will take reasonable steps to identify and reject orders from market timers.  See “Shareholder Information – Buying Shares” and “– Redeeming Shares” of the Fund’s Statutory Prospectus.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2013.  Figures shown in the bar chart are for the Fund’s Institutional Class Shares, which do not have sales charges.  Next to the bar chart is the Fund’s highest and lowest quarterly returns during the periods shown in the bar chart.  The performance table that follows shows the Fund’s average annual returns over time compared with a broad-based market index.  Fund returns shown in the performance table reflect the maximum sales charge of 5.75% for the Fund’s Investor Class Shares and the contingent deferred sales charge of 1.00% during the one year period for the C Class Shares.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.tortoiseadvisors.com or by calling 855-TCA-FUND (855-822-3863).

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Best Quarter Q1 2013 15.47%	Worst Quarter Q4 2012 (1.60%)

Average Annual Total Returns for the periods ended December 31, 2013
	One Year	Since Inception (May 31, 2011)
Institutional Class Shares
Return Before Taxes	28.60%	20.97%
Return After Taxes on Distributions	28.01%	20.48%
Return After Taxes on Distributions and Sale of Fund Shares	16.67%	16.46%
Investor Class Shares
Return Before Taxes	20.89%	17.88%
C Class Shares (1)
Return Before Taxes	26.24%	19.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	15.59%
(1)
The Fund offers multiple classes of Shares.  The Institutional and Investor Class Shares commenced operations on May 31, 2011 and C Class Shares commenced operations on September 19, 2012.  Performance shown prior to inception of the C Class Shares is based on the performance of the Institutional Class Shares, adjusted for the higher expenses applicable to C Class Shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The after-tax returns are shown only for the Institutional Class Shares and the after-tax returns for the other classes will vary to the extent they have different expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Portfolio Managers
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser. The Adviser has created an investment committee that serves as the Fund’s portfolio manager and is responsible for the investment management of the Fund.  The members of this investment committee include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all managing directors of the Adviser.  Each has been a member of the committee and has managed the Fund since its inception in May 2011.

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Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Tortoise MLP & Pipeline Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, by contacting the Fund by telephone at 855-TCA-FUND (855-822-3863) or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	C Class
Minimum Initial Investment	$2,500	$1,000,000	$2,500
Subsequent Minimum Investment	$100	$100	$100

Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.  For more information, please see “Tax Consequences” of the Fund’s Statutory Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser, and including affiliates of the Adviser), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Tortoise North Am erican   Energy Independence Fund

Investment Objective
The investment objective of Tortoise North American Energy Independence Fund (the “Fund”) is total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s Statutory Prospectus on page 45.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	C Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00%(2)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	C Class
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses	5.29%	5.29%	5.29%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	6.40%	6.15%	7.15%
Expense (Reimbursement)/Recoupment(3)	(5.04)%	(5.04)%	(5.04)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment(3) (4)	1.36%	1.11%	2. 11%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of the shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of the shares redeemed at the time of redemption.

(3)
Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage costs, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 1.10% of the average daily net assets of the Institutional Class and 2.10% of the average daily net assets of the C Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015.

(4)
The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$706	$1,938	$3,137	$5,990
Institutional Class Shares	$113	$1,376	$2,611	$5,574
C Class Shares	$314	$1,654	$3,033	$6,228

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You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
C Class Shares	$214	$1,654	$3,033	$6,228

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period from April 1, 2013 (the Fund’s inception date) to November 30, 2013, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of North American energy companies.  A company is considered a North American energy company if (i) it is organized under the laws of a country located in, or maintains its principal place of business in, North America and (ii) at least 50% of its assets, cash flow or revenue is associated with the exploration, development, drilling, completion or production of crude oil, condensate, natural gas and natural gas liquids (“NGLs”), or providing associated transportation, processing, storage, servicing and equipment.  In addition, the Fund will typically invest at least 70% of its total assets in securities of upstream energy companies.  A company is considered to be an upstream energy company if (i) at least 50% of its assets, cash flow or revenue is associated with the exploration, development, drilling, completion or production of crude oil, condensate, natural gas and NGLs or (ii) its business is related to energy production or refining as defined by the Standard Industrial Classification (“SIC”) system.

The Fund seeks to invest in a portfolio of equity securities of companies that provide access to North American oil and gas production growth, which supports energy independence. The Fund intends to focus primarily on North American energy companies that engage in the exploration and production of crude oil, condensate, natural gas and NGLs, and that generally have a strong presence in North American oil or gas reservoirs, including shale.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP  and limited liability company (“LLC”) common units; the equity securities issued by MLP affiliates, such as MLP I-Shares and common shares of corporations that own, directly or indirectly, MLP general partner interests; and other investment companies that invest in North American energy companies.

MLP common units represent an equity ownership interest in an MLP.  Some energy companies in which the Fund may invest are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes.  The Fund may invest in LLC common units which represent an ownership interest in the LLC.  Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation.

I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC.  Securities of MLP affiliates also include publicly traded equity securities of LLCs that own, directly or indirectly, general partner interests of an MLP.

Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships.  Issuers of MLP I-Shares are corporations and not partnerships for tax purposes.  As a result, MLP I-Shares are not subject to this limitation.

In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depositary receipts of companies that are organized as corporations and energy real estate investment trusts (“REITs”).  The Fund may also write call options on securities, but will only do so on securities it holds in its portfolio (i.e., covered calls).

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Under normal circumstances, the Fund may invest up to: (i) 20% of its total assets in securities (including American Depositary Receipts (“ADRs”)) issued by non- North American foreign issuers, which may include securities issued by energy companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer.  The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

The Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions, and/or to retain flexibility in meeting redemptions and paying expenses either or both of which may result in the Fund not achieving its investment objective.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.  To the extent that market value fluctuations cause illiquid securities held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical.  Generally, this requirement does not obligate the Fund to liquidate a position where the Fund would incur a loss on the sale.

The Adviser seeks to invest in securities that offer superior total returns over the long-term. The Adviser’s securities selection process includes a comparison of quantitative, qualitative, and relative value factors.  Primary emphasis will be placed on proprietary models constructed and maintained by the Adviser’s in-house investment team, although the Adviser may use research provided by broker-dealers and investment firms. To determine whether a company meets the Adviser’s selection criteria, the Adviser generally looks for companies that have the following attributes: production volume growth potential of crude oil, natural gas or NGLs; substantial acreage interests in premier North American oil and gas reservoirs including shale; efficient asset operations; experienced, disciplined management teams; and total return potential.

Borrowing Policy.  The Fund may utilize borrowings for investment purposes and for redemption of Fund shares.  Utilization of such borrowings would generally be short term in nature and within the constraints of the 1940 Act, and will consist of a line of credit from a bank or group of banks.

Principal Investment Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.   The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Adviser Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Newer Fund Risk. The Fund has limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

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Concentration Risk.  The Fund’s strategy of focusing its investments in North American energy companies means that the performance of the Fund will be closely tied to the performance of the energy industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with a concentrated investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

MLP Risk.   MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes.  Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP.  The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.  Securities of MLP I-Shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

Debt Securities Risks.  Debt securities are also subject to credit, interest rate, call or prepayment, duration and maturity risks that can negatively affect their value or force the Fund to re-invest at lower yields.  The value of debt securities may decline for a number of reasons, such as management performance, financial leverage and reduced demand for the issuer’s products and services.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Company and RIC Compliance Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs.  When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses.  The Fund may invest in MLPs which presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, which allows the Fund to avoid paying taxes at regular corporate rates on its income.  If for any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates.  The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

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Covered Call Option Risk. If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Liquidity Risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Energy Industry Risk.  Companies in the energy industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry.  These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

Who Should Invest
Before investing in the Fund, investors should consider their investment goals, time horizons and risk tolerance. The Fund may be an appropriate investment for investors who are seeking:

•	An investment vehicle for accessing a portfolio of North American energy companies that generally have a strong presence in North American oil and gas reservoirs, including shale;
•	A traditional flow-through mutual fund structure with daily liquidity at NAV;
•	Simplified tax reporting through a Form 1099;
•	A fund offering the potential for total return;
•	A fund that may be suitable for retirement and other tax exempt accounts;
•	Potential diversification of their overall investment portfolio; and
•	Professional securities selection and active management by an experienced adviser.

The Fund is designed for long-term investors and is not designed for investors who are seeking short-term gains. The Fund will take reasonable steps to identify and reject orders from market timers.  See “Shareholder Information – Buying Shares” and “– Redeeming Shares” of the Fund’s Statutory Prospectus.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Until such time, inception-to-date performance information will be available on the Adviser’s website at www.tortoiseadvisors.com or by calling the Fund toll-free at 855-TCA-FUND (855-822-3863).  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.

Investment Adviser and Portfolio Managers
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser. The Adviser has created an investment committee that serves as the Fund’s portfolio manager and is responsible for the investment management of the Fund.  The members of this investment committee include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all managing directors of the Adviser.  Each has been a member of the committee and has managed the Fund since its inception in April 2013.

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Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Tortoise North American Energy Independence Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, by contacting the Fund by telephone at 855-TCA-FUND (855-822-3863) or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	C Class
Minimum Initial Investment	$2,500	$1,000,000	$2,500
Subsequent Minimum Investment	$100	$100	$100

Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.  For more information, please see “Tax Consequences” of the Fund’s Statutory Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser, and including affiliates of the Adviser), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Tortoise Select Oppo rtun ity Fund

Investment Objective
The investment objective of Tortoise Select Opportunity Fund (the “Fund”) is total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds.  More information about these and other discounts is available from your financial professional and in “Shareholder Information - Class Descriptions” of the Fund’s Statutory Prospectus on page 45.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	C Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None	1.00%(2)
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	C Class
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses(3)	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.67%	1.42%	2.42%
(Expense Reimbursement)/Recoupment(4)	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment(4)	1.35%	1.10%	2.10%

(1)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(2)
The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

(3)	Because the Fund has operated for less than 6 months, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(4)
Tortoise Capital Advisors, L.L.C. (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage costs, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 2.10% of the average daily net assets of the C Class and 1.10% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class Shares	$706	$1,045
Institutional Class Shares	$113	$421
C Class Shares	$314	$727

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You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years
C Class Shares	$214	$727

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period from September 30, 2013 (the Fund’s inception date) to November 30, 2013, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in the securities of North American energy companies or other companies that benefit from the operations of such North American energy companies (“Beneficiaries”).  North American energy companies and Beneficiaries are defined to include the following:

•	Upstream Companies that explore, develop, complete, drill or produce crude oil, condensate, natural gas and natural gas liquids;

•	Midstream Companies that transport, process, gather and store such commodities and their derivative products such as diesel, gasoline and jet fuel;

•
Downstream Companies that are providers of electric power generation (including renewable energy), transmission and distribution, as well as distributors, marketers and downstream users of energy such as refiners, industrial and petrochemical companies; and

•
North American Energy Beneficiaries that are expected to directly or indirectly benefit from North American energy development, such as companies engaged in oilfield servicing, steel production, manufacturing, engineering, and non-pipeline transportation and logistics companies, such as railroads and shipping companies.

The Adviser attempts to make investments in companies across the North American energy value chain that it believes are, or will be, in a unique position to benefit from changing dynamics, catalysts and opportunities.  Examples include changing market trends, infrastructure constraints, supply/demand imbalances, price differentials, valuation and structural disparities, mergers and acquisitions, restructuring, paradigm shifts and company specific events impacting North American energy companies or their Beneficiaries. The Adviser intends to utilize a flexible strategy to seek exposure to such dynamics, catalysts and opportunities in different proportions at different times. The Fund’s mix of portfolio holdings may change over time based upon the Adviser’s assessment of market and economic conditions.

The Fund seeks to achieve its investment objective by investing typically in 15 to 30 common stocks issued by companies of any capitalization that are publicly traded on an exchange or in the over-the-counter market.

In addition, the Fund may invest in master limited partnerships (“MLPs”).  The Adviser does not anticipate that the Fund will significantly invest in MLPs in all circumstances and market conditions, and the Fund often may not be invested in MLPs at all.  However, in certain circumstances, in anticipation of or response to specific changing dynamics, catalysts, and opportunities, the Fund may invest up to 25% of its total assets in MLPs that the Adviser believes will benefit from such conditions.  MLPs are publicly traded companies organized as limited partnerships or limited liability companies (“LLCs”) and treated as qualified publicly traded partnerships for federal income tax purposes.  Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships.

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Under normal circumstances, the Fund may invest up to: (i) 20% of its total assets in securities (including American Depositary Receipts (“ADRs”)) issued by non-North American foreign issuers, which may include securities issued by companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country; (ii) 20% of its total assets in debt securities of any maturity or issuer, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 15% of its total assets in securities of any issuer. The Fund may in certain market conditions seek to hedge investments or realize additional return through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.

The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk, seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, and/or to enhance return (including through the use of leverage), the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

The Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic, political or other conditions, (ii) to retain flexibility in meeting redemptions and paying expenses; or (iii) to facilitate a trading program, all of which may result in the Fund not achieving its investment objective.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.  To the extent that market value fluctuations cause illiquid securities held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical.  Generally, this requirement does not obligate the Fund to liquidate a position where the Fund would incur a loss on the sale.

The Adviser seeks to invest in securities that offer superior total returns over the long-term. The Adviser’s investment process utilizes its unique position and expertise within the energy sector to identify dynamics, catalysts, and opportunities across the entire North American energy value chain and then allocate the Fund’s assets among those securities it believes have the most potential to be impacted by them. The Adviser evaluates selected securities using fundamental analysis and a comparison of quantitative, qualitative, and relative value factors.  In conducting this analysis, the Adviser relies primarily on proprietary models constructed and maintained by the Adviser’s in-house investment team, although it may use research provided by broker-dealers and investment firms.

Borrowing Policy.  The Fund may utilize borrowings for investment purposes and for redemption of Fund shares.  Utilization of such borrowings would generally be short term in nature and within the constraints of the 1940 Act, and will consist of a line of credit from a bank or group of banks.

Principal Investment Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.   The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

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Adviser Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Newer Fund Risk. The Fund has limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Concentration Risk.  The Fund’s strategy of focusing its investments in North American energy companies and Beneficiaries means that the performance of the Fund will be closely tied to the performance of the energy industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with a concentrated investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

MLP Risk.   MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes.  Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

Debt Securities Risks.  Debt securities are also subject to credit, interest rate, call or prepayment, duration and maturity risks that can negatively affect their value or force the Fund to re-invest at lower yields.  The value of debt securities may decline for a number of reasons, such as management performance, financial leverage and reduced demand for the issuer’s products and services.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

RIC Compliance Risk.  The Fund intends to elect to be treated, and to qualify each year, as a regulated investment company (“RIC”) under the Internal Revenue Code. To maintain the Fund’s qualification for federal income tax purposes as a RIC, which allows the Fund to avoid paying taxes at regular corporate rates on its income, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  Compliance with the asset diversification test applicable to RICs presents challenges and will require careful, ongoing monitoring. If market valuations cause asset diversification to exceed RIC limitations, incremental investment opportunities will be limited until the Fund is in compliance.   The Fund’s relatively small number of holdings, coupled with its potential investments in MLPs, may present unusual challenges in qualifying each year as a RIC.

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Derivatives Risk. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to liquidity risk, leverage risk and counterparty credit risk.

Leverage Risk. The Fund’s use of leverage through borrowing and short sales may magnify the Fund’s gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

Counterparty Credit Risk.  Counterparty credit risk is the risk that a counterparty may default.  If the counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

Liquidity Risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Short Sale Risk. In connection with establishing a short position in a security or index, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security or closes out the position, the Fund will experience a loss.

Asset Segregation Risk.  Under applicable law, the Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to short sales and investments in derivatives. Segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Energy Industry Risk.  Companies in the energy industry and their Beneficiaries are subject to many risks that can negatively impact the revenues and viability of companies in this industry.  These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

Who Should Invest
Before investing in the Fund, investors should consider their investment goals, time horizons and risk tolerance. The Fund may be an appropriate investment for investors who are seeking:

•
An investment vehicle for accessing a portfolio of North American energy companies and Beneficiaries the Adviser believes are, or will be, in a unique position to benefit from changing dynamics, catalysts and opportunities across the North America energy value chain;

•	A fund offering the potential for total return;
•	Professional securities selection and active management by an experienced adviser;
•	A traditional flow-through mutual fund structure with daily liquidity at NAV; and
•	Simplified tax reporting through a Form 1099.

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The Fund is designed for long-term investors and is not designed for investors who are seeking short-term gains. The Fund will take reasonable steps to identify and reject orders from market timers.  See “Shareholder Information – Buying Shares” and “– Redeeming Shares” of the Fund’s Statutory Prospectus.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Until such time, inception-to-date performance information will be available on the Adviser’s website at www.tortoiseadvisors.com or by calling the Fund toll-free at 855-TCA-FUND (855-822-3863).  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.

Investment Adviser and Portfolio Managers
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser. The Adviser has created an investment committee that serves as the Fund’s portfolio manager and is responsible for the investment management of the Fund.  The members of this investment committee include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all managing directors of the Adviser.  Each has been a member of the committee and has managed the Fund since its inception in September 2013.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Tortoise Select Opportunity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, by contacting the Fund by telephone at 855-TCA-FUND (855-822-3863) or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown below.

	Investor Class	Institutional Class	C Class
Minimum Initial Investment	$2,500	$1,000,000	$2,500
Subsequent Minimum Investment	$100	$100	$100

Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.  For more information, please see “Tax Consequences” of the Fund’s Statutory Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser, and including affiliates of the Adviser), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Fund Information

Investment Objective

The investment objective of Tortoise MLP & Pipeline Fund, Tortoise North American Energy Independence Fund and Tortoise Select Opportunity Fund (each a “Fund” and collectively, the “Funds”) is total return. Each of the Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

Tortoise MLP & Pipeline Fund (the “MLP & Pipeline Fund”)

Under normal circumstances, the MLP & Pipeline Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of MLP and pipeline companies.  MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets.  Pipeline companies are defined as either entities in which the largest component of their assets, cash flow or revenue is associated with the operation or ownership of energy pipelines and complementary assets or entities operating in the energy pipeline industry as defined by SIC.

The MLP & Pipeline Fund must provide 60 days’ prior written notice to shareholders if the Board of Trustees changes its policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of MLP and pipeline companies.

The MLP & Pipeline Fund intends to focus its investments in equity securities of MLP and pipeline companies that own and operate a network of energy infrastructure asset systems which transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids.

In addition, under normal circumstances, the MLP & Pipeline Fund may invest up to (i) 30% of its total assets in securities (including ADRs) issued by foreign issuers, which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a foreign country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by an NRSRO or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer. The MLP & Pipeline Fund may invest in other investment companies to the extent permitted by the 1940 Act.  The MLP & Pipeline Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the MLP & Pipeline Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.  To the extent that market value fluctuations cause illiquid securities held by the MLP & Pipeline Fund to exceed 15% of its net assets, the MLP & Pipeline Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitation as soon as reasonably practicable.  Generally, this requirement does not obligate the MLP & Pipeline Fund to liquidate a position where the MLP & Pipeline Fund would incur a loss on the sale.

Targeted Investment Characteristics.  The MLP & Pipeline Fund’s investment strategy will be anchored in the Adviser’s fundamental principles of yield, growth and quality. The MLP & Pipeline Fund’s targeted investments will generally have the following characteristics:

•
Essential Energy Infrastructure Assets — Companies that operate critical assets that connect sources of energy supply to areas of energy demand. These businesses are essential to economic productivity and experience relatively inelastic demand.

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•
Total Return Potential — Companies that generate a current cash return at the time of investment with dividend or distribution growth potential. The MLP & Pipeline Fund does not intend to invest in start-up companies or companies with speculative business plans.

•	Predictable Revenues — Companies with stable and predictable revenue streams, often linked to areas experiencing demographic growth and with low commodity price risk.

•
Stable Operating Structures — Companies with relatively low maintenance expenditures and economies of scale due to operating leverage and an appropriate ratio of debt to equity and coverage/payout ratio with respect to dividends or distributions.

•	High Barriers to Entry — Companies with operating assets that are difficult to replicate due to regulation, natural monopolies, availability of land or high costs of new development.

•	Long-Lived Assets — Companies that operate tangible assets with long economic useful lives.

•
Experienced, Operations-Focused Management Teams — Companies with management teams possessing successful track records and who have substantial knowledge, experience, and focus in their particular segments of the energy infrastructure industry.

Tortoise North American Energy Independence Fund (the “Energy Independence Fund”)

Under normal circumstances, the Energy Independence Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of North American energy companies.  A company is considered a North American energy company if (i) it is organized under the laws of a country located in or maintains its principal place of business in North America and (ii) at least 50% of its assets, cash flow or revenue is associated with the exploration, development, drilling, completion or production of crude oil, condensate, natural gas and NGLs, or providing associated transportation, processing, storage, servicing and equipment.  In addition, the Energy Independence Fund will typically invest at least 70% of its total assets in securities of upstream energy companies.  A company is considered to be an upstream energy company if (i) at least 50% of its assets, cash flow or revenue is associated with the exploration, development, drilling, completion or production of crude oil, condensate, natural gas and NGLs or (ii) its business is related to energy production or refining as defined by the SIC system.

The Energy Independence Fund must provide 60 days’ prior written notice to shareholders if the Board of Trustees changes its policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of North American energy companies.

The Energy Independence Fund intends to focus its investments in equity securities of companies that provide access to North American oil and gas production growth, which supports energy independence. The Energy Independence Fund intends to focus primarily on North American energy companies that engage in the exploration and production of crude oil, condensate, natural gas and NGLs, and that generally have a strong presence in North American oil or gas reservoirs, including shale.

In addition, under normal circumstances, the Energy Independence Fund may invest up to: (i) 20% of its total assets in securities (including ADRs) issued by non-North American foreign issuers, which may include securities issued by energy companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by an NRSRO or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 10% of its total assets in securities of any issuer. The Energy Independence Fund may invest in other investment companies to the extent permitted by the 1940 Act.  The Energy Independence Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Energy Independence Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.  To the extent that market value fluctuations cause illiquid securities held by the Energy Independence Fund to exceed 15% of its net assets, the Energy Independence Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitation as soon as reasonably practicable.  Generally, this requirement does not obligate the Energy Independence Fund to liquidate a position where the Energy Independence Fund would incur a loss on the sale.

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Targeted Investment Characteristics.  The majority of the Energy Independence Fund’s investments will generally have the following targeted characteristics:

•	Production volume growth potential of crude oil, natural gas or NGLs.

•	Substantial acreage interests in premier North American oil and gas reservoirs, including shale.

•	Efficient asset operations demonstrated through management of operating, general and administrative, development and acquisition expenses.

•	Experienced, disciplined management teams with track records of growing production and reserves through identification of new, emerging supply sources.

•	Total return potential through a combination of current income and capital appreciation.

Tortoise Select Opportunity Fund (the “Select Opportunity Fund”)

Under normal circumstances, the Select Opportunity Fund invests primarily in the securities of North American energy companies or other companies that benefit from the operations of such North American energy companies (“Beneficiaries”). North American energy companies and Beneficiaries are defined to include the following:

•	Upstream Companies that explore, develop, complete, drill or produce crude oil, condensate, natural gas and natural gas liquids;

•	Midstream Companies that transport, process, gather and store such commodities and their derivative products such as diesel, gasoline and jet fuel;

•
Downstream Companies that are providers of electric power generation (including renewable energy), transmission and distribution, as well as distributors, marketers and downstream users of energy such as refiners, industrial and petrochemical companies; and

•
North American Energy Beneficiaries that are expected to directly or indirectly benefit from North American energy development, such as companies engaged in oilfield servicing, steel production, manufacturing, engineering, and non-pipeline transportation and logistics companies, such as railroads and shipping companies.

The Adviser attempts to make investments in companies across the North American energy value chain that it believes are, or will be, in a unique position to benefit from changing dynamics, catalysts and opportunities.  Examples include changing market trends, infrastructure constraints, supply/demand imbalances, price differentials, valuation and structural disparities, mergers and acquisitions, restructuring, paradigm shifts and company specific events impacting North American energy companies or their Beneficiaries. The Adviser intends to utilize a flexible strategy to seek exposure to such dynamics, catalysts and opportunities in different proportions at different times. The Select Opportunity Fund’s mix of portfolio holdings may change over time based upon market and economic conditions and the Adviser’s assessment of the market.

The Select Opportunity Fund seeks to achieve its investment objective by investing typically in 15 to 30 common stocks issued by companies of any capitalization that are publically traded on an exchange or in the over-the-counter market.  In addition, under normal circumstances, the Select Opportunity Fund may invest up to: (i) 20% of its total assets in securities (including ADRs) issued by non-North American foreign issuers, which may include securities issued by energy companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country; (ii) 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by an NRSRO or judged by the Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid securities; and (iv) 15% of its total assets in securities of any issuer. The Select Opportunity Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security.

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Except for investments in illiquid securities, the above investment restrictions apply at the time of purchase, and the Select Opportunity Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.  To the extent that market value fluctuations cause illiquid securities held by the Select Opportunity Fund to exceed 15% of its net assets, the Select Opportunity Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitation as soon as reasonably practicable.  Generally, this requirement does not obligate the Select Opportunity Fund to liquidate a position where the Select Opportunity Fund would incur a loss on the sale.

The Select Opportunity Fund may invest in MLPs primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources.  The Adviser does not anticipate that the Select Opportunity Fund will significantly invest in MLPs in all circumstances and market conditions, and the Select Opportunity Fund often may not be invested in MLPs at all.  However, in certain circumstances, in anticipation of or response to specific changing dynamics, catalysts, and opportunities, the Select Opportunity Fund may invest in MLPs that the Adviser believes will benefit from such conditions.

The Funds’ Targeted Portfolio Securities
Each Fund seeks to achieve its investment objective by investing primarily in publicly traded equity securities. Securities in which each Fund may invest include, but are not limited to, the following types of securities:

Common Stock.  Common stock generally represents an equity ownership interest in the profits and losses of a corporation, after payment of amounts owed to bondholders, other debt holders, and holders of preferred stock. Holders of common stock generally have voting rights, but none of the Funds expect to have voting control in any of the companies in which a Fund invests.

Foreign Securities.  The Funds may invest in securities (including ADRs) issued by foreign issuers. These securities may be issued by companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country.

Master Limited Partnerships.  Pursuant to tax regulations, each Fund may invest no more than 25% of its total assets in securities of MLPs and other entities treated as qualified publicly traded partnerships.

An MLP is a publicly traded company organized as a limited partnership or LLC and treated as a partnership for federal income tax purposes. MLP common units represent an equity ownership interest in a partnership and provide limited voting rights. MLP common unit holders have a limited role in the partnership’s operations and management. Some energy companies in which the Funds may invest have been organized as LLCs, which are treated in the same manner as MLPs for federal income tax purposes. Common units of an LLC represent an equity ownership in an LLC.  Interests in common units of an MLP or LLC entitle the holder to a share of the company’s success through distributions and/or capital appreciation.  Unlike MLPs, LLC common unitholders typically have voting rights.

Equity Securities of MLP Affiliates.  In addition to securities of MLPs, the Funds may also invest in equity securities issued by MLP affiliates, such as MLP I-Shares and common shares of corporations that own MLP general partner interests.

I-Shares represent an indirect ownership interest in MLP common units issued by an MLP affiliate, which is typically a publicly traded LLC.  The I-Share issuer’s assets consist exclusively of I-units.  I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares receive distributions in the form of additional I-Shares.  Issuers of MLP I-Shares are corporations and not partnerships for tax purposes; however, the MLP does not allocate income or loss to the I-Share issuer.  Because the issuers of MLP I-Shares are not partnerships for tax purposes, MLP I-Shares are not subject to the 25% limitation regarding investments in MLPs and other entities treated as qualified publicly traded partnerships.

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MLP affiliates also include the publicly traded equity securities of LLC that own, directly or indirectly, general partner interests of MLPs.  General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP.

Investment Companies.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act. Generally, the provisions of the 1940 Act preclude the Funds from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund.

Other Equity Securities.  The Funds may also invest in all types of publicly traded equity securities, including but not limited to, preferred equity, rights, warrants and depositary receipts of companies that are organized as corporations, limited partnerships, limited liability companies and energy REITs.

Debt Securities.  The Funds may invest in debt securities, including securities which may be rated below investment grade (“junk bonds”).  These securities may include, among others, corporate debt, Yankee bonds, and zero coupon bonds, and may have variable or fixed principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred and payment-in-kind features. To the extent that a Fund invests in below investment grade debt securities, such securities will be rated, at the time of investment, at least B- by S&P or B3 by Moody’s or a comparable rating by at least one other rating agency or, if unrated, determined by the Adviser to be of comparable quality. If a security satisfies the Funds’ minimum rating criteria at the time of purchase and subsequently is downgraded below such rating, that Fund will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is in the best interest of that Fund and its shareholders.

Illiquid/Restricted Securities.  The Funds may invest in illiquid securities, which will primarily include direct placements in the securities of listed companies or 144A debt securities.  The MLP & Pipeline Fund and the Energy Independence Fund will not invest in private companies. A listed energy company may be willing to offer the purchaser more attractive features with respect to securities issued in direct placements because it has avoided the expense and delay involved in a public offering of securities.  Illiquid securities may include restricted securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale, and are, therefore, unlike securities that are traded in the open market.

Covered Calls. The MLP & Pipeline Fund and the Energy Independence Fund may write call options with the purpose of generating current income, mitigating risk or reducing its ownership of certain securities.  These Funds will only write call options on securities that such a Fund holds in its portfolio (i.e., covered calls). A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If such a Fund writes a call option on a security, that Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. The Fund, as the writer of the call option, would bear the market risk of an unfavorable change in the price of the security underlying the written option.

Derivatives. The Select Opportunity Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk, seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, and/or to enhance return (including through the use of leverage), the Select Opportunity Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Select Opportunity Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 100% of the Select Opportunity Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

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Short Sales. The Select Opportunity Fund may in certain market conditions seek to hedge investments or realize additional return through the use of short sales. Short sales are transactions in which the Select Opportunity Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete such a transaction, the Select Opportunity Fund must borrow the security to make delivery to the buyer. The Select Opportunity Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Select Opportunity Fund.

The Funds’ Temporary Defensive Strategies; Cash or Similar Investments
Each Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic, political or other conditions; and/or (ii) to retain flexibility in meeting redemptions and paying expenses.  The Select Opportunity Fund may also invest in cash or similar investments to facilitate a trading program.  These short-term debt securities and money market instruments include cash equivalents, shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, time deposits, U.S. government securities and repurchase agreements.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

The Funds’ Investment Process
The Adviser’s investment process utilizes fundamental analysis and a comparison of quantitative, qualitative, and relative value factors. Investment decisions are driven by proprietary financial, risk, and valuation models, developed and maintained by the Adviser, which assist in the evaluation of investment decisions and risk. Financial models, based on business drivers with historical and multi-year operational and financial projections, quantify growth, facilitate sensitivity and credit analysis, and aid in peer comparisons. Risk models assess a company’s asset quality, management, and operational and financial performance. Valuation models and traditional valuation metrics such as cash flow multiples and net asset value are also used in the Adviser’s investment process.

In addition, for the Energy Independence Fund, the Adviser analyzes production growth potential, including the company’s ability to grow production over time through internally generated cash flows. The Adviser also uses its midstream energy expertise to assist in analyzing emerging areas of production growth.

In addition, for the Select Opportunity Fund, the Adviser’s investment process begins by utilizing its expertise within the energy sector to identify potential dynamics, catalysts, and opportunities across the entire North American energy value chain and then allocating the portfolio among those securities it believes have the most potential to be positively impacted by them.

To determine whether a company meets a Fund’s criteria, the Adviser will generally look for the targeted investment characteristics described herein. Although the Adviser intends to use research provided by broker-dealers and investment firms, primary emphasis will be placed on proprietary analysis conducted by and valuation models maintained by the Adviser’s in-house investment analysts. The due diligence process followed by the Adviser is comprehensive and may include:

•	Review of historical and prospective financial information;
•	Quarterly updates, conference calls and/or management meetings;
•	Analysis of financial models and projections;
•	On-site visits; and
•	Screening of key documents.

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Pr inci pal Risks of Investing in the Funds
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other governmental agency.  There can be no assurance that a Fund will achieve its investment objective.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Funds are:

General Risks:

General Market Risk. The Funds are subject to all of the business risks and uncertainties associated with any business, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  U.S. and international markets have, and may continue to, experience volatility, which may increase risks associated with an investment in the Funds.  Changes in the value of each Fund’s portfolio securities may be rapid or unpredictable and cause the net asset value of that Fund and its investment return to fluctuate.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  The market value of securities in which the Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.

Adviser Risk.  The ability of each Fund to meet its investment objective is directly related to the Adviser’s investment strategies for that Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Funds could underperform other mutual funds with similar investment objectives.

Newer Fund Risk. The Energy Independence Fund and the Select Opportunity Fund have limited operating history and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds.  Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Concentration Risk.  Each Fund’s strategy of focusing on companies in the energy industry or segments of the energy industry means that the performance of that Fund will be closely tied to the performance of this industry or such segment. Each Fund’s focus in these investments may present more risk than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these investments would have a greater impact on a Fund than on a fund that does not focus in such investments. At times, the performance of these investments may lag the performance of other industries or the market as a whole.  An inherent risk associated with a concentrated investment focus is that a Fund may be adversely affected if a small number of its investments perform poorly.

Non-Diversified Fund Risk.  The Funds are all “non-diversified” and therefore are not required to meet certain diversification requirements under federal laws.  Each Fund may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause the Funds’ overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Equity Securities Risk.  Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards such entities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.  An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by a Fund. In addition, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which a Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events which affect the issuers. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.  Energy companies’ equity prices may be influenced by dividend and distribution growth rates. Any of the foregoing risks could substantially impact the ability of such an entity to grow its dividends or distributions.

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Foreign Securities Risk.  Investments in securities (including ADRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers.  For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S.  Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments.  The Funds may not be able to pass through to its shareholders any foreign income tax credits as a result of any foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Funds’ assets held in foreign countries. There may be less publicly available information about a foreign company than there is regarding a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause the Funds to encounter difficulties in purchasing and selling securities on such markets and may result in the Funds missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes securities issued by foreign issuers can expect to have a higher expense ratio because of the increased transaction costs in foreign markets and the increased costs of maintaining the custody of such foreign securities.  When investing in securities issued by foreign issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Each Fund may, but does not currently intend to, hedge its exposure to foreign currencies.

MLP Risk.  MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state.  Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Funds’ investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Funds generally would be taxed as dividend income. As a result, there could be a material reduction in the Funds’ cash flow and there could be a material decrease in its net asset value. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

MLP Affiliate Risk.  The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests primarily depend on the performance of an MLP. As such, results of operations, financial condition, cash flows and distributions for MLP affiliates primarily depend on an MLP’s results of operations, financial condition and cash flows.  The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by the MLP affiliates.  Securities of MLP I-Shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

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Debt Securities Risks.  The value of debt securities may decline for a number of reasons, such as management performance, financial leverage and reduced demand of the issuer’s products and services.  Debt securities are subject to the following risks:

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Credit Risk.  Issuers of debt securities may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the issuer to pay back debt.  The degree of credit risk for a particular security may be reflected it its credit rating.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Debt securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

•	Reinvestment Risk. If a Fund reinvests the proceeds of matured or sold securities at market interest rates that are below its portfolio earnings rate, its income will decline.

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Call or Prepayment Risk.  Call or prepayment occurs when the issuer of a debt security exercises its option to call or repays principal prior to the security’s maturity.  During periods of declining interest rates, issuers may increase pre-payments of principal causing the Funds to invest in debt securities with lower yields thus reducing income generation.  Similarly, during periods of increasing interest rates, issuers may decrease pre-payments of principal extending the duration of debt securities potentially to maturity.  Debt securities with longer maturities are subject to greater price shifts as a result of interest rate changes.  Also, if a Fund is unable to liquidate lower yielding securities to take advantage of a higher interest rate environment, its ability to generate income may be adversely affected.  The potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

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Duration Risk.  None of the Funds have a set policy regarding the maturity or duration of any or all of its securities.  Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Below Investment Grade Debt Securities Risk.  Below-investment grade debt securities, or unrated securities of similar credit quality as determined by the Adviser, also sometimes referred to as “junk bonds,” generally pay a premium above the yields of U.S. government or investment grade debt securities because they are subject to greater risks. These risks, which reflect their speculative character, include: greater volatility; greater credit risk and risk of default; potentially greater sensitivity to general economic or industry conditions; potential lack of attractive resale opportunities (illiquidity); and additional expenses to seek recovery from issuers who default.  In addition, the prices of these non-investment grade debt securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Non-investment grade debt securities tend to be less liquid than investment grade debt securities.

Large-Cap Company Risk.  Investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.

Mid-Cap and Small-Cap Companies Risk.  Mid-cap and small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies.  Mid-cap and small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

Covered Call Option Risk. The MLP & Pipeline Fund and the Energy Independence Fund may write covered call options. The writer of a covered call option, during the option’s life, gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist if  one of these Funds seeks to close out an option position. If trading were suspended in an option purchased by such a Fund, it would not be able to close out the option. If a Fund was unable to close out a covered call option that it had written on a security, the Fund would not be able to sell the underlying security unless the option expired without exercise.

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Derivatives Risk.  The Select Opportunity Fund may utilize derivatives.  Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, there are additional risks associated with derivatives trading that may be greater than the risks associated with investing directly in the underlying instruments.  Investing in derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other investments.  Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Select Opportunity Fund may not correlate with the underlying instrument or the Select Opportunity Fund’s other investments.  Additional risks include, but are not limited to the possible default of the counterparty to the transaction, illiquidity of the derivative investments or leverage risk.  Furthermore, the ability to successfully use these techniques depends on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  Additionally, amounts paid by the Select Opportunity Fund as premiums and cash, or other assets segregated as collateral with respect to derivatives, are not otherwise freely available for investment purposes.  There can be no assurance that regulation of derivative instruments and markets will not have a material adverse effect on the Select Opportunity Fund or will not impair the ability of the Select Opportunity Fund to implement certain derivative strategies or to achieve its investment objective.  A more complete discussion of derivatives and their risks is included in the Funds’ Statement of Additional Information under the heading “Options, Futures and Other Strategies.”

Liquidity Risk.  The Funds may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair a Fund’s ability to sell particular securities or close call option positions at an advantageous price or a timely manner.  In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Funds to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the times when the Adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict a Fund’s ability to take advantage of other market opportunities.

Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate.  This reduced liquidity creates special risks for the Funds. However, the Funds could sell such securities in private transactions with a limited number of purchasers or in public offerings under the Securities Act of 1933, as amended (the “1933 Act”). Adverse conditions in the public securities markets may preclude a public offering of securities. When a Fund must arrange registration because that Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Funds can sell it. The Funds would bear the risks of any downward price fluctuation during that period.

Investment Company and RIC Compliance Risk.  Each Fund may be subject to increased expenses and reduced performance as a result of its contemplated investments in other investment companies and MLPs.  If a Fund invests in investment companies (including other closed-end, open-end funds, and ETFs), it will bear additional expenses based on its pro rata share of the investment company’s operating expenses, including the duplication of advisory and other fees and expenses.  Additional risks of owning an investment company generally includes the risks of owning the underlying securities the investment company holds.  In addition, each Fund intends to elect to be treated, and to qualify each year, as a RIC under the Internal Revenue Code. To maintain each Fund’s qualification for federal income tax purposes as a RIC, a Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of such Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  The resulting increase to a Fund’s expenses will reduce its performance and its income available for distribution.  Given the Funds’ contemplated investments in MLPs, compliance with the asset diversification test applicable to RICs presents unusual challenges and will require careful, ongoing monitoring. While a Fund will not be required to sell MLP securities if market valuations cause MLPs to represent more than 25% of such Fund’s total assets, incremental investment opportunities in MLPs will be limited until the Fund is in compliance.

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Leverage Risk. The Select Opportunity Fund’s use of leverage through borrowing and short sales may magnify the Select Opportunity Fund’s gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

Counterparty Credit Risk.  The Select Opportunity Fund may be subject to counterparty credit risk.  Counterparty credit risk is the risk that a counterparty may default.  If the counterparty defaults, the Select Opportunity Fund’s risk of loss will consist of any payments that it is entitled to receive from the counterparty under the agreement.

Short Sale Risk. In connection with establishing a short position in a security or index, the Select Opportunity Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Select Opportunity Fund replaces the security or closes out the position, it will experience a loss.  By investing the proceeds received from selling securities short, the Select Opportunity Fund is employing leverage, which creates special risks.  Furthermore, until the Select Opportunity Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Select Opportunity Fund will incur certain transaction fees associated with short selling.

Asset Segregation Risk.  Under applicable law, the Select Opportunity Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to short sales and investments in derivatives. Segregation will not limit the Select Opportunity Fund’s exposure to loss, and it may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Select Opportunity Fund would sell the segregated assets.

Risks Related to Investing in the Energy Industry:

Risks associated with investing in the energy industry, include:

Commodity Price Volatility Risk.  The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows and financial performance of energy companies.  The volatility of energy commodity prices can also indirectly affect certain entities that operate in the midstream segment of the energy industry due to the impact of prices on the volume of commodities transported, processed, stored or distributed.

Commodity price fluctuations may be swift and may occur for several reasons, including changes in global and domestic energy markets, general economic conditions, consumer demand, the price and level of foreign imports, the impact of weather on demand, levels of domestic and worldwide supply, levels of production, domestic and foreign governmental regulation, political instability, acts of war and terrorism, the success and costs of exploration projects, conservation and environmental protection efforts, the availability and price of alternative energy, taxation, and the availability of local, intrastate and interstate transportation systems.

Supply and Demand Risk.  A decrease in the exploration, production or development of natural gas, NGLs, crude oil, refined petroleum products, or a decrease in the volume of such commodities, may adversely impact the financial performance and profitability of energy companies. Production declines and volume decreases may be caused by various factors, including changes in commodity prices, oversupply, depletion of resources, declines in estimates of proven reserves, catastrophic events affecting production, labor difficulties, political events, production variance from expectations, Organization of the Petroleum Exporting Countries (“OPEC”) actions, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems or outages, the inability of energy companies to obtain necessary permits or carry out new construction or acquisitions, unanticipated expenses, import supply disruption, increased competition from alternative energy sources, and other events. All of the above is particularly true for new or emerging areas of supply in North America that may have limited or no production history. Reductions in or prolonged periods of low prices for natural gas and crude oil can cause a given reservoir to become uneconomical for continued production earlier than it would if prices were higher.

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A sustained decline in or varying demand for such commodities could also adversely affect the financial performance of energy companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, political and economic conditions, including embargoes, in other natural resource producing countries, hostilities in the Middle East, military campaigns and terrorism, OPEC actions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, exchange rates, changes in commodity prices, and changes in weather.

In addition, the profitability of companies engaged in processing and pipeline activities may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing. A significant decrease in the production of natural gas, oil, or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of such entities.

Reserve & Depletion Risk.  Energy companies’ estimates of proven reserves and projected future net revenue are generally based on internal reserve reports, engineering data, and reports of independent petroleum engineers. The calculation of estimated reserves requires subjective estimates of underground accumulations and utilizes assumptions concerning future prices, production levels, and operating and development costs.  These estimates and assumptions may prove to be inaccurate.  As a result, estimated quantities of proved reserves, projections of future production rates, and the timing of related expenditures may likewise prove to be inaccurate. Any material negative inaccuracies in these reserve estimates or underlying assumptions may materially lower the value of upstream energy companies. Future natural gas, NGL and oil production is highly dependent upon the success in acquiring or finding additional reserves that are economically recoverable. This is particularly true for new areas of exploration and development, such as in North American oil and gas reservoirs, including shale. A portion of any one upstream company’s assets may be dedicated to crude oil or natural gas reserves that naturally deplete over time, and a significant slowdown in the identification or availability of reasonably priced and accessible proven reserves for these companies could adversely affect their business.

Midstream and Power Infrastructure Company Risk.  The MLP & Pipeline Fund and the Select Opportunity Fund may be subject to midstream and power infrastructure company risk through their investments in pipeline companies.  In addition to the other energy risks described herein, pipeline companies are subject to particular risks, including varying demand for crude oil, natural gas, natural gas liquids or refined products in the markets served by the pipeline; changes in the availability of products for gathering, transportation, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities; sharp decreases in crude oil or natural gas prices that cause producers to curtail production; reduced capital spending for exploration activities; or re-contracting at lower rates. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors.

Gathering and processing companies are subject to many risks, including declines in production of crude oil and natural gas fields which utilize their gathering and processing facilities, prolonged depression in the price of natural gas or crude oil which curtails production due to lack of drilling activity, and declines in the prices of natural gas liquids and refined petroleum products, resulting in lower processing or refining margins.  In addition, the development of, demand for, and/or supply of competing forms of energy may negatively impact the revenues of these companies.

Propane companies are subject to many risks, including earnings variability based upon weather patterns in the locations where the company operates and the wholesale cost of propane sold to end customers. In addition, propane companies are facing increased competition due to the growing availability of natural gas, fuel oil and alternative energy sources for residential heating.

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Power infrastructure companies are subject to many risks, including earnings variability based upon weather patterns in the locations where the company operates, the change in the demand for electricity, the cost to produce power, and the regulatory environment.  Further, share prices are partly based on the interest rate environment, the sustainability and potential growth of the dividend, and the outcome of various rate cases undertaken by the company or a regulatory body.

Operating Risk.  Energy companies are subject to many operating risks, including: equipment failure causing outages; structural, maintenance, impairment and safety problems; transmission or transportation constraints, inoperability or inefficiencies; dependence on a specified fuel source; changes in electricity and fuel usage; availability of competitively priced alternative energy sources; changes in generation efficiency and market heat rates; lack of sufficient capital to maintain facilities; significant capital expenditures to keep older assets operating efficiently; seasonality; changes in supply and demand for energy; catastrophic and/or weather-related events such as spills, leaks, well blowouts, uncontrollable flows, ruptures, fires, explosions, floods, earthquakes, hurricanes, discharges of toxic gases and similar occurrences; storage, handling, disposal and decommissioning costs; and environmental compliance. Breakdown or failure of an energy company’s operating assets may prevent it from performing under applicable sales agreements, which in certain situations could result in termination of the agreement or in the company incurring a liability for liquidated damages. Because of these operating risks and other potential hazards, energy companies may be exposed to significant liabilities for which they may not have adequate insurance coverage. Any of the identified risks may have a material adverse effect on the business, financial condition, results of operations and cash flows of energy companies.

The energy industry is cyclical and from time to time may experience a shortage of drilling rigs, equipment, supplies, or qualified personnel, or, due to significant demand, such services or equipment may not be available on commercially reasonable terms. A company’s ability to complete capital improvements to existing projects or invest in planned capital projects in a successful and timely manner is dependent upon many variables. Should any such efforts be unsuccessful, an energy company may be subject to additional costs and/or the write-off of its investment in the project or improvement. The marketability of oil and gas production depends in large part on the availability, proximity and capacity of pipeline systems owned by third parties. Oil and gas properties are subject to royalty interests, liens and other burdens, encumbrances, easements or restrictions, all of which may impact the production of a particular energy company. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.

Energy companies engaged in interstate pipeline transportation of natural gas, refined petroleum products and other products are subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates that these companies may charge for pipeline transportation services. An adverse determination to an energy company by the FERC with respect to such tariff rates may have a material adverse effect on that energy company’s business, financial condition, results of operations and cash flows and on its ability to make cash distributions to its equity owners.

Regulatory Risk.  Energy companies are subject to regulation by governmental authorities in various jurisdictions and may be adversely affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Regulation exists with respect to multiple aspects of their operations, including:  reports and permits concerning exploration, drilling, and production; how facilities are constructed, maintained and operated; how wells are spaced; the unitization and pooling of properties; environmental and safety controls, including emissions release, the reclamation and abandonment of wells and facility sites, remediation, protection of endangered species, and the discharge and disposition of waste materials; offshore oil and gas operations; and the prices energy companies may charge for the oil and gas produced or transported under federal and state leases and for other products and services. Various governmental authorities have the power to enforce compliance both with these regulations and permits issued pursuant to them, and violators may be subject to administrative, civil and criminal penalties, including fines, injunctions or both. Stricter laws, regulations or enforcement policies may be enacted in the future which increase compliance costs and adversely affect the financial performance of energy companies. Additionally, legislation has been proposed that would, if enacted into law, make significant changes to U.S. federal income tax laws, including the elimination of certain U.S. federal income tax benefits currently available to oil and gas exploration and production companies.

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The use of methods such as hydraulic fracturing may be subject to new or different regulation in the future. Any new state or federal regulations that may be imposed on hydraulic fracturing could result in additional permitting and disclosure requirements (including of substances used in the fracturing process) and in additional operating restrictions. The imposition of various conditions and restrictions on drilling and completion operations could lead to operational delays and increased costs and, moreover, could delay or effectively prevent the development of oil and gas from formations that would not be economically viable without the use of hydraulic fracturing.

Energy infrastructure companies engaged in interstate pipeline transportation of natural gas, refined petroleum products and other products are subject to regulation by FERC with respect to tariff rates these companies may charge for pipeline transportation services. An adverse determination by the FERC with respect to the tariff rates of an energy infrastructure company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to make cash distributions to its equity owners. Prices for certain electric power companies are regulated in the U.S. with the intention of protecting the public while ensuring that the rate of return earned by such companies is sufficient to attract growth capital and to provide appropriate services. The rates assessed for these rate-regulated electric power companies by state and local regulators are generally subject to cost-of-service regulation and annual earnings oversight. This regulatory treatment does not provide any assurance as to achievement of earnings levels. Changes in laws or regulations or changes in the application or interpretation of regulatory provisions in jurisdictions where electric power companies operate, particularly utilities where electricity tariffs are subject to regulatory review or approval, could adversely affect their business.  A Fund could become subject to FERC’s jurisdiction if it is deemed to be a holding company of a public utility company or of a holding company of a public utility company, and a Fund may be required to aggregate securities held by such Fund or other funds and accounts managed by the Adviser and its affiliates. Accordingly, a Fund may be prohibited from buying securities of a public utility company or of a holding company of any public utility company or may be forced to divest itself of such securities because of other holdings by that Fund or other funds or accounts managed by the Adviser and its affiliates.

Environmental Risk.  Energy company activities are subject to stringent environmental laws and regulation by many federal, state and local authorities, international treaties and foreign governmental authorities. A company’s failure to comply with such laws and regulations or to obtain any necessary environmental permits pursuant to such laws and regulations may result in the imposition of fines or other sanctions. Congress and other domestic and foreign governmental authorities have either considered or implemented various laws and regulations to restrict or tax certain emissions, particularly those involving air and water emissions. Existing environmental regulations may be revised or reinterpreted, new laws and regulations may be adopted or become applicable, and future changes in environmental laws and regulations may occur, each of which could impose significant additional costs on energy companies. Energy companies have made and will likely continue to make significant capital and other expenditures to comply with these and other environmental laws and regulations. There can be no assurance that such companies will be able to recover all or any increased environmental costs from their customers or that their business, financial condition or results of operations will not be materially and adversely affected by such expenditures or by any changes in domestic or foreign environmental laws and regulations, in which case the value of these companies’ securities could be adversely affected. Energy companies may not be able to obtain or maintain all required environmental regulatory approvals. If there is a delay in obtaining any required environmental regulatory approvals or if an energy company fails to obtain, maintain or comply with any such approval, the operation of its facilities could be stopped or become subject to additional costs. In addition, energy companies may be responsible for environmentally-related liabilities, including any on-site liabilities associated with the environmental condition of facilities that it has acquired, leased or developed, or liabilities from associated activities, regardless of when the liabilities arose and whether they are known or unknown.

Hydraulic fracturing is a common practice used to stimulate production of natural gas and/or oil from dense subsurface rock formations such as shales that generally exist several thousand feet below ground. Some energy companies commonly apply hydraulic-fracturing techniques in onshore oil and natural gas drilling and completion programs. The process involves the injection of water, sand, and additives under pressure into a targeted subsurface formation. The water and pressure create fractures in the rock formations, which are held open by grains of sand, enabling the oil or natural gas to flow to the wellbore. The use of hydraulic fracturing may produce certain wastes that may in the future be designated as hazardous wastes and become subject to more rigorous and costly compliance and disposal requirements. The EPA has commenced a study of potential environmental effects of hydraulic fracturing on drinking water and groundwater, with final results expected in 2014.  The EPA also announced in October 2011 that it is launching a study regarding wastewater resulting from hydraulic fracturing activities and currently plans to propose standards in 2014 that such wastewater must meet before being transported to a treatment plant. In addition, the Department of Energy is conducting an investigation into practices the agency could recommend to better protect the environment from drilling using hydraulic fracturing completion methods, and the Department of the Interior has proposed disclosure, well testing and monitoring requirements for hydraulic fracturing on federal lands. The White House Council on Environmental Quality and a committee of the US House of Representatives are reviewing hydraulic-fracturing practices, and legislation has been introduced in Congress to provide for federal regulation of hydraulic fracturing and to require disclosure of the chemicals used in the fracturing process.  Some states have also adopted, and other states are considering adopting, regulations that impose more stringent permitting, disclosure and well construction requirements on hydraulic fracturing operations. Additional regulations may be imposed that would, among other things, limit injection of oil and gas well wastewater into underground disposal wells, because of concerns about the possibility of minor earthquakes being linked to such injection, an indirect byproduct to drilling unique to certain geographic regions. If new laws or regulations that significantly restrict hydraulic fracturing or associated activity are adopted, such laws may make it more difficult or costly for energy companies to perform fracturing to stimulate production from tight formations, which might adversely affect their production levels, operations, and cash flow, as well as the value of such companies’ securities.

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Climate Change Regulation Risk. Climate change regulation may result in increased operations and capital costs for the companies in which the Funds invest. Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the U.S. and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, which some scientists and policymakers believe contribute to global climate change. These current and future measures may result in certain companies in which the Funds invest incurring increased costs to operate and maintain facilities and to administer and manage a greenhouse gas emissions program, which in turn may reduce demand for fuels that generate greenhouse gases that are produced or managed or produced by such companies.

Terrorism Risk.  Energy companies, and the market for their securities, are subject to disruption as a result of terrorism-related risks.  These include terrorist activities, such as the September 11, 2001 terrorist attacks; wars, such as the wars in Afghanistan and Iraq and their aftermath; and other geopolitical events, including upheaval in the Middle East and other energy producing regions. Cyber hacking may also cause significant disruption and harm to energy companies. The U.S. government has issued warnings that energy industry assets, including exploration and production facilities as well as pipelines and transmission and distribution facilities, may be specific targets for terrorist activity. Such events have led, and in the future may lead, to short-term market volatility, and may also have long-term effects on companies in the energy industry and the market price of their securities. Such events may also adversely affect the business and financial condition of particular companies in which the Funds invest.

Natural Disaster Risk. Natural risks, such as earthquakes, flood, lightning, hurricanes, tsunamis, tornadoes and wind, are inherent risks in energy company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004, Hurricanes Katrina and Rita in 2005, the Tohuku earthquake and resulting tsunami in Japan in 2011 and Hurricane Sandy in 2012, resulted in substantial damage to the facilities of certain companies located in the affected areas, created significant volatility in the supply of energy, and adversely impacted the prices of certain energy company securities. Future natural disasters, or even the threat thereof, may result in similar volatility and may adversely affect commodity prices and earnings of energy companies in which the Funds invest.

Capital Markets Risk.  Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the financial services sector. In volatile times, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be impacted. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. As a result of any of the foregoing, energy companies may be unable to obtain new debt or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, energy companies may not be able to meet obligations as they come due. Moreover, without adequate funding, energy companies may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

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Rising interest rates could limit the capital appreciation of equity units of energy companies as a result of the increased availability of alternative investments at competitive yields. Rising interest rates may increase the cost of capital for energy companies. A higher cost of capital or an inflationary period may lead to inadequate funding, which could limit growth from acquisition or expansion projects, the ability of such entities to make or grow dividends or distributions or meet debt obligations, the ability to respond to competitive pressures, all of which could adversely affect the prices of their securities.

In 2010, several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain, and Portugal, began to face budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union member countries. In addition, the events surrounding the recent negotiations regarding the U.S. federal government debt ceiling and the resulting agreement could adversely affect us. In 2011, S&P lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The effects of these or similar events in the future on the U.S. economy and securities markets or on energy companies cannot be predicted.

Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

Investment Management

Investment Adviser
The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with Tortoise Capital Advisors, L.L.C., a SEC registered investment adviser specializing in managing portfolios of securities of listed energy companies (the “Adviser”).  The Adviser is wholly-owned by Tortoise Holdings, LLC.  Mariner Holdings, LLC, through its wholly-owned subsidiary, Montage Investments, LLC, owns a majority interest in Tortoise Holdings, LLC, with the remaining interests held by the five members of the Adviser’s investment committee and certain other senior employees of the Adviser.  The principal business address of the Adviser is 11550 Ash Street, Suite 300, Leawood, Kansas 66211.  The telephone number for the Adviser is (913) 981-1020 and the Adviser’s website is www.tortoiseadvisors.com.

The Adviser specializes in managing portfolios of listed energy companies and, as of February 28, 2014, the Adviser managed investments of approximately $15.0 billion in the energy sector, including the assets of publicly traded closed-end funds, these open-end funds and other accounts.

Pursuant to the Advisory Agreement, the Adviser provides the Funds with investment research and advice and furnishes each Fund with an investment program consistent with that Fund’s investment objective and policies, subject to the supervision of the Board of Trustees. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board of Trustees on the Funds’ investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Funds.  The Board of Trustees has sole responsibility for selecting, evaluating the performance of, and replacing as necessary, any of the service providers to the Funds, including the Adviser.

For its services, on a monthly basis, each Fund pays the Adviser a management fee at an annualized rate of 0.85% of the Fund’s average daily net assets.  As a result of the Operating Expenses Limitation Agreement the Adviser has with the MLP & Pipeline Fund, the Adviser was effectively paid 0.89% of the MLP & Pipeline Fund’s average daily net assets for the fiscal year ended November 30, 2013.  Because the Energy Independence Fund and the Select Opportunity Fund have not completed a full fiscal year, this information is not provided.

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A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement is available in the semi-annual report to shareholders dated May 31, 2013 for the MLP & Pipeline Fund and the Energy Independence Fund and in the annual report to shareholders dated November 30, 2013 for the Select Opportunity Fund.

Conflicts of interest may arise because the Adviser and its affiliates generally will be carrying on substantial investment activities for other clients in which the Funds will have no interest.  The Adviser or its affiliates may have financial incentives to favor certain of such accounts over a Fund. Any of the Adviser’s proprietary accounts or other customer accounts may compete with a Fund for specific trades. The Adviser or its affiliates may give advice and recommend securities to, or buy or sell securities for, other accounts and customers, which advice or securities recommended may differ from the advice given to, or securities recommended or bought or sold for the Funds, even though their investment objectives may be the same as, or similar to, those of the Funds.

Situations may occur in which a Fund could be disadvantaged because of the investment activities conducted by the Adviser and its affiliates for their other accounts.  Certain of the Adviser’s managed funds and accounts may invest in the equity securities of a particular company, while other funds and accounts managed by the Adviser may invest in the debt securities of the same company. Such situations may be based on, among other things, the following: (1) legal or internal restrictions on the combined size of positions that may be taken for a Fund or the other accounts, thereby limiting the size of a Fund’s position; (2) the difficulty of liquidating an investment for a Fund or the other accounts where the market cannot absorb the sale of the combined position; or (3) limits on co-investing in direct placement securities under the 1940 Act. A Fund’s investment opportunities may be limited by affiliations of the Adviser or its affiliates with energy companies. Please see the “Statement of Additional Information”.

Fund Expenses. Each Fund is responsible for its own operating expenses. Pursuant to an Operating Expense Limitation Agreement between the Adviser and the Funds, the Adviser has agreed to reimburse the Funds for their operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage costs, interest, taxes and extraordinary expenses) do not exceed 1.35% of the average daily net assets of the Investor Class, 1.10% of the average daily net assets of the Institutional Class and 2.10% of the average daily net assets of the C Class. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015.  Expenses reimbursed and/or fees reduced by the Adviser may recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.

Investment Committee
The investment management of the Funds’ portfolios are the responsibility of an investment committee created by the Adviser.  The investment committee’s members are H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all of whom share responsibility for such investment management. It is the policy of the investment committee that any one member can require the Adviser to sell a security and any one member can veto the committee’s decision to invest in a security. Each committee member has been a member of the investment committee since 2002. The members of the investment committee have the following years of investment experience: Mr. Birzer — 32 years; Mr. Hamel — 25 years; Mr. Malvey — 27 years; Mr. Matlack — 32 years; and Mr. Schulte — 25 years.

H. Kevin Birzer, CFA, Managing Director
Mr. Birzer, Managing Director, is a co-founder and has been a Managing Director of the Adviser and member of the investment committee of the Adviser since 2002. He began his career in 1981 at KPMG Peat Marwick. His subsequent experience includes three years working as a Vice President for F. Martin Koenig & Co., focusing on equity and option investments, and three years at Drexel Burnham Lambert, where he was a Vice President in the Corporate Finance Department. In 1990, Mr. Birzer co-founded Fountain Capital Management, LLC (“Fountain Capital”), a high yield bond management firm. Mr. Birzer graduated with a Bachelor of Business Administration degree from the University of Notre Dame and holds a Master of Business Administration degree from New York University. He earned his CFA designation in 1988.

Zachary A. Hamel, CFA, Managing Director
Mr. Hamel is a co-founder and has been a Managing Director of the Adviser and member of the investment committee of the Adviser since 2002. Mr. Hamel joined Fountain Capital in 1997 and covered energy, chemicals and utilities. Mr. Hamel was a Partner at Fountain Capital from 2001 through September 2012.  Prior to joining Fountain Capital, Mr. Hamel worked for the FDIC for eight years as a Bank Examiner and a Regional Capital Markets Specialist. Mr. Hamel graduated from Kansas State University with a Bachelor of Science in Business Administration. He attained a Master of Business Administration from the University of Kansas School of Business. He earned his CFA designation in 1998.

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Kenneth P. Malvey, CFA, Managing Director
Mr. Malvey is a co-founder and has been a Managing Director of the Adviser and member of the investment committee of the Adviser since 2002.  Mr. Malvey was a Partner at Fountain Capital from 2004 through September 2012. Prior to joining Fountain Capital in 2002, Mr. Malvey was one of three members of the Global Office of Investments for GE Capital’s Employers Reinsurance Corporation. Most recently, he was the Global Investment Risk Manager for a portfolio of approximately $24 billion of fixed-income, public equity and alternative investment assets. Before joining GE Capital in 1996, he was a Bank Examiner and Regional Capital Markets Specialist with the FDIC for nine years. Mr. Malvey graduated with a Bachelor of Science degree in Finance from Winona State University, Winona, Minn. He earned his CFA designation in 1996.

Terry C. Matlack, CFA, Managing Director
Mr. Matlack is a co-founder and has been a Managing Director of the Adviser and member of the investment committee of the Adviser since 2002. From 2001 to 2002, Mr. Matlack was a full-time Managing Director at Kansas City Equity Partners (“KCEP”). Prior to joining KCEP, Mr. Matlack was President of GreenStreet Capital and its affiliates in the telecommunications service industry. Mr. Matlack served as the Executive Vice President and a board member of W.K. Communications, Inc., a cable television acquisition company, and Chief Operating Officer of W.K. Cellular, a cellular rural service area operator. Mr. Matlack graduated with a Bachelor of Science in Business Administration from Kansas State University. He holds a Juris Doctorate and a Master of Business Administration degree from the University of Kansas. He earned his CFA designation in 1985.

David J. Schulte, CFA, Managing Director
Mr. Schulte is a co-founder and has been a Managing Director of the Adviser and member of the investment committee of the Adviser since 2002. Mr. Schulte is also a Managing Director of Corridor InfraTrust Management, LLC, an affiliate of the Adviser. Previously, Mr. Schulte was a full-time Managing Director at KCEP from 1993 to 2002, where he led private financing for two growth MLPs. Mr. Schulte served on the Board of Directors of Inergy, LP, a propane gas MLP, from 2001 to 2004. Mr. Schulte served as the observer to the Board of Directors of Markwest Energy Partners, a natural gas gathering and processing MLP from 2002 – 2004. Before joining KCEP, he spent five years as an investment banker at the predecessor of Oppenheimer & Co., Inc. Mr. Schulte earned his Juris Doctorate from the University of Iowa, and his Bachelor of Science in Business Administration from Drake University. He earned his CFA designation in 1992.

The SAI provides additional information about the investment committee members’ compensation, other accounts managed by the investment committee, and the investment committee members’ ownership of securities in the Funds.

Shareholder Information

Pricing of Shares
The price of each class of a Fund’s shares is based on its net asset value (“NAV”).  The NAV of each class of shares is calculated by dividing the total assets of each class, less the liabilities of each class, by the number of shares outstanding of each class.  A Fund’s NAVs are calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAVs will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect the NAV of each class of a Fund’s shares.

Each Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. Debt securities with remaining maturities of 60 days or less are valued at amortized cost. When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

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When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

Certain foreign securities may be valued at intraday market values in such foreign markets. Additionally, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time each Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the affected Fund or Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating each affected Fund’s NAV in advance of the time the NAV is calculated.  The Funds’ investments in smaller or medium capitalization companies and certain debt securities are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

Buying Shares
Shares of a Fund are purchased at the next NAV per share calculated plus any applicable sales charge after your purchase order is received in good order by a Fund (as defined below).  Shares may be purchased directly from the Funds or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.

Shares of the Funds have not been registered and are not offered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

A service fee, currently $25, as well as any loss sustained by the Funds, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Minimum Investments
The minimum initial investment amount is $2,500 for the Investor Class Shares, $1,000,000 for the Institutional Class Shares and $2,500 for the C Class Shares.  The minimum subsequent investment amount is $100 for all classes.  Each Fund reserves the right to waive the minimum initial investment at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries
For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Funds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

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If you place an order for a Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the applicable price next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.

For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Purchase Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your purchase request in good order.  “Good order” generally means that your purchase request includes:

•	The name of the Fund(s);
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your Account Application or investment stub; and
•	A check payable to the name of each Fund or a wire transfer received by each Fund.

An Account Application to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  Each Fund reserves the right to reject any Account Application or to reject any purchase order if, in its discretion, it is in the Funds’ best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Short Term Trading Policy,” below.  Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by a Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the applicable price next calculated after receipt.  Purchase requests received after the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed on the following business day and receive the next business day’s applicable price per share.

Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund:

Regular Mail	Overnight or Express Mail
Name of the Fund(s)	Name of the Fund(s)
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase or redemption requests does not constitute receipt by the Transfer Agent of the Funds.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

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Purchase by Wire.  If you are making your first investment in a Fund, the Transfer Agent must have a completed Account Application before you wire funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 855-TCA-FUND (855-822-3863) to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), the class of shares, your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Name of the Fund(s)
(Shareholder Name/Account Registration)
(Shareholder Account Number)
(Class of shares to be purchased)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone. You may not make initial purchases of Fund shares by telephone. If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Fund toll free at 855-TCA-FUND (855-822-3863).  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

Subsequent Investments.  Subject to any minimum investment amounts described above, you may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Funds at 855-TCA-FUND (855-822-3863) before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, each Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, the appropriate section in the Account Application must be completed.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

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Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 855-TCA-FUND (855-822-3863).

Cancellations.  The Funds will not accept a request to modify or cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

Redeeming Shares
In general, orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  You may redeem all or part of your investment in a Fund’s shares on any business day that a Fund calculates its NAV.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by a Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be processed on the next business day.

A redemption request will generally be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

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Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Funds are not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after a Fund receives your redemption request.  Each Fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act and as described below.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may, by order, permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, each Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the next calculated NAV per share upon receipt by the Funds of such request.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Name of the Fund(s)	Name of the Fund(s)
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

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The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Wire Redemption.  Redemption proceeds may be sent via wire transfer.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at 855-TCA-FUND (855-822-3863).  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.

Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; or
•	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Program.  Each Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $100.  This program may be terminated or modified by a Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, shareholders must complete the SWP section of the Account Application.  Please call 855-TCA-FUND (855-822-3863) for additional information regarding the SWP.

The Funds’ Right to Redeem an Account.  Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund.  Each Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Funds generally pay redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from a Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Funds’ net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. A Fund potentially could distribute MLP interests. The tax reporting of MLP investments may be more complicated than the income tax reporting for stock and debt investments in that you would receive a K-1, the income or loss would be subject to the passive activity loss limitation provisions in the case of an individual or other non-corporate owners, and you may be subject to state income tax filings and unrelated business income tax.

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Cancellations.  The Funds will not accept a request to modify or cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

Exchanging Shares
You may exchange all or a portion of your investment from a Fund to the other funds in the Trust that the Adviser manages within the same class.  Any new account established through an exchange will be subject to the minimum investment requirements described above under “Buying Shares,” unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.

You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges (See “Short Term Trading Policy”).

Exchanges By Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Fund:

Regular Mail	Overnight or Express Mail
Name of the Fund(s)	Name of the Fund(s)
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The written request must contain the following information:

•	Your account number;
•	The name of the Fund(s) and Share Class(es) you are exchanging;
•	The dollar amount or number of shares you want to sell (and exchange); and
•
A completed Account Application for the other funds in the Trust that the Adviser manages into which you want to exchange if you desire different account privileges than those currently associated with your Fund account.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Exchanges by Telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds, you may exchange your Fund shares by telephone at 855-TCA-FUND (855-822-3863).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.

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Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number(s);
•	The name in which your account is registered; or
•	The social security or taxpayer identification number under which the account is registered.

Class Descriptions

The Funds offer three different share classes — Investor Class, Institutional Class Shares and C Class.  Sales charges and fees vary considerably between the Funds’ classes. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase.  Please review the “Fees and Expenses of the Fund” section of this prospectus and the information below before investing.  You may also want to consult with your financial intermediary to help you determine which class is most appropriate for you.

The following table lists the key features of each of the Funds’ share classes.
	Investor Class	Institutional Class	C Class
Minimum Initial Investment	$2,500	$1,000,000	$2,500
Subsequent Minimum Investment	$100	$100	$100
Waiver/Reduction of Investment Minimums	At the Funds’ discretion
Although not limited to the list below, the Funds may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:
• Certain retirement, defined benefit and pension plans;
• Bank or trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
• Institutional clients of the Adviser;
• Trustees and Officers of the Trust; and
• Employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, the Adviser or its affiliates.
			At the Funds’ discretion
Initial Sales Charge
5.75% or less, with lower sales charges available for larger investments in a Fund. Additionally, Investor Class Shares may be purchased at NAV by certain investors. See “Elimination of Initial Sales Charges – Investor Class Shares” below for additional information.
	None	None

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Investor Class	Institutional Class	C Class
Contingent Deferred Sales Charge
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Funds may impose a CDSC of 1.00% on certain redemptions of those investments made within 12 months of the purchase.  If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
None
No sales charge is payable at the time of purchase, although the Funds impose a CDSC of 1.00% on redemptions of those investments made within 12 months of the purchase.  The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.

Ongoing Distribution/ Shareholder Service Fees	12b-1 fee of 0.25%	None	12b-1 fee of 1.00%
Annual Expenses	Higher than Institutional Class and lower than C Class.	Lower than Investor Class and C Class.	Higher than Investor Class and Institutional Class.
Conversion Feature
If investors currently holding Investor Class Shares who meet the criteria for eligible investors and would like to convert to Institutional Class Shares will not be subject to the exchange fees.  To inquire about converting your Investor Class Shares to Institutional Class Shares, please call 855-TCA-FUND (855-822-3863).
		None	None

Investor Class Shares
Sales Charges. The following sub-sections summarize information you should know regarding sales charges applicable to purchases of Investor Class Shares of the Funds.  Sales charge information is not separately posted on the Adviser’s website located at www.tortoiseadvisors.com because a copy of this Prospectus containing such information is already available for review, free of charge, on the Adviser’s website.

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A front-end sales charge (load) will be applied to purchases of the Investor Class Shares of the Tortoise Funds.  The term “offering price” includes the front-end sales load.  The front-end sales load will be paid directly from the shareholder’s investment and will vary based on the amount of the investment.  An initial sales charge is assessed on purchases of Investor Class Shares of the Tortoise Funds as follows:

	Sales Charge (Load) as % of:
	Public Offering Price	Net Asset Value(1)	Reallowance %
$0 but less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.50%
$1 million(2)	0.00%	0.00%	0.00%

(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of Investor Class Shares of $1 million or more, although for such investments the Funds may impose a CDSC of 1.00% on certain redemptions. If imposed, the CDSC is assessed pro rata on an amount equal to the lesser of the shareholder’s initial investment or the value of the shareholder’s investment at redemption. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

The Distributor will receive all initial sales charges for the purchase of Investor Class Shares of the Funds without a dealer of record and may, at its discretion, offset the compensation owed to the Distributor for its services with the sales charges or underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Adviser, its affiliates or other dealers for distribution-related expenses they incur from the sales charges and underwriter concessions at its discretion.  The Distributor may pay broker-dealers up to 1.00% on investments made in the Investor Class Shares with no initial sales charge.  This up-front sales commission is solely financed by the Adviser and not by investors or the Funds.

The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Reduced Sales Charges.  You may qualify for a reduced initial sales charge on purchases of Investor Class Shares under rights of accumulation (“ROA”) or a letter of intent (“LOI”).  The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI.  Please contact your financial intermediary before investing to determine the process used to identify accounts for ROA and LOI purposes.

ROA.  To determine the applicable reduced sales charge under ROA, a Fund or its agent will combine the value of your current Investor Class purchase with the collective value of the Investor Class shares of the Funds (as of each Fund’s current day public offering price) that were purchased previously for accounts (1) in your name, (2) in the name of your spouse, (3) in the name of you and your spouse, (4) in the name of your minor child under the age of 21, and (5) sharing the same mailing address (“Accounts”).

•
To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase.  You must also provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children’s ages), or other household members.

The Funds may amend or terminate this right of accumulation at any time.

LOI.  You may also enter into an LOI, which expresses your intent to invest $50,000 or more in the Funds’ Investor Class Shares in Accounts within a future period of thirteen months.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a thirteen-month period.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the thirteen-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

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If you establish an LOI, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Elimination of Initial Sales Charges.  Certain persons may also be eligible to purchase or redeem Investor Class Shares without a sales charge.  No sales charge is assessed on the reinvestment of Investor Class Shares’ distributions.  No sales charge is assessed on purchases made for investment purposes by:

•	A qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code;

•
Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;

•	The Adviser and its affiliates;

•
Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser and its affiliates; the spouse, life partner, or minor children under 21 of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person;

•
Shareholders buying through select platforms and fund supermarkets where the broker/dealers customarily sell mutual funds without sales charges (check with your broker/dealer for availability and transaction charges and other fees that may be charged by the broker/dealer sponsoring the fund supermarket);

•
Reinvestment of all or part of the proceeds of redemption of your Investor Class Shares into the same Fund and account from which it had been redeemed, if the reinvestment is made within 60 calendar days of the  receipt of your redemption request; and

•
Any person who has, within the preceding 60 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts).

The Funds require appropriate documentation of an investor’s eligibility to purchase or redeem Investor Class Shares without a sales charge. Fund shares so purchased may not be resold except to the Funds.

Contingent Deferred Sales Charge.  No front-end sales charge is payable at the time of purchase on investments of $1 million or more of a Fund’s Investor Class Shares, although the Distributor may pay broker-dealers 1.00% on investments with no initial sales charge. Accordingly, the Fund may impose a CDSC of 1.00% on certain redemptions of those investments made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.. No sales charge is imposed on increases in NAV above the initial purchase price.

Rule 12b-1 Distribution Fees and Shareholder Service Plan Fees.  The Trust has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of the Investor Class Shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

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C Class Shares

Contingent Deferred Sales Charge.  No front-end sales charge is payable by a shareholder at the time of purchase, although the Distributor advances broker-dealers the first year distribution and services fee at a rate of 1.00% on investments in a Fund’s C Class Shares.  This advancement is solely financed by the Adviser or an affiliate and not by investors or that Fund.  As a result, each Fund imposes a CDSC of 1.00% on redemptions of investments made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption. No CDSC is imposed on increases in NAV above the initial purchase price.  The financing party receives the CDSC from the Distributor as reimbursement for the up-front sales commission that has been financed.

Each Fund uses the first-in, first-out (“FIFO”) method to determine the 12 month holding period. Under this method, if a shareholder bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether a CDSC applies.  The CDSC will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for at least 12 months from the date of purchase.  The CDSC does not apply to Fund shares acquired through reinvested distributions (net investment income and capital gains).

Rule 12b-1 Distribution Fees and Shareholder Service Plan Fees.  The Trust has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 1.00% of the average daily net assets of the C Class Shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.  The party financing the first year advancement receives the Rule 12b-1 distribution fees from the Distributor for 12 months after a shareholder’s investment in a Fund as reimbursement for the amount that has been financed.  After the first 12 months, broker-dealers will receive ongoing 12b-1 fees associated with their clients’ investments.

Because the distribution and shareholder service fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Institutional Class Shares

The Institutional Class is generally limited to institutional investors and/or certain other designated individuals or programs, including the following:

•	Investors making purchases through financial intermediaries that aggregate customer accounts to accumulate the minimum initial investment;
•	Clients of financial intermediaries who charge clients an ongoing fee for advisory, investment, consulting or similar services;
•	Clients of financial intermediaries that charge their clients transaction fees with respect to their investments in the Funds;
•	Financial institutions, corporations, trusts, endowments, foundations, estates, education, religious and charitable organizations;
•	Institutions or high net worth individuals using a trust or custodial platform;
•
Certain retirement and benefit plans, including pension plans and employer sponsored retirement plans established under Section 403(b) or Section 457 of the Internal Revenue Code, or qualified under Section 401, of the Internal Revenue Code;

•	Certain qualified plans under Section 529 of the Internal Revenue Code, as amended;
•	Certain insurance related products;
•	Certain advisory accounts of the Adviser or its affiliates;
•	Trustees and Officers of the Trust; and
•	Employee retirement plans sponsored by, affiliates of, or employees (including their immediate families) of, the Adviser or its affiliates.

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Institutional Class Shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  As indicated in the table above, the minimum initial investment for Institutional Class Shares may be waived or reduced by the Funds at any time.

Distributions
The Funds will make distributions of net investment income, if any, at least annually.  The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December.  The Funds may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose to receive distributions in cash. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 855-TCA-FUND (855-822-3863) in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains un-cashed for six months, each Fund reserves the right to reinvest the distribution check in your account at that Fund’s then current NAV per share and to reinvest all subsequent distributions.

Short Term Trading Policy
The Funds are intended for long-term investors and is not designed for investors who are seeking short-term gains.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all of the Funds’ shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise judgment in implementing these tools to the best of their abilities in a manner that they believe is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to each Fund and its shareholders, the Funds reserve the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  Each Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Shareholder Information – Pricing of Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds may enter into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

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Tax Consequences
Distributions of each Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, operational income from investments in MLPs, and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Funds’ distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent a Fund’s distributions of investment company taxable income are attributable to net short-term capital gains or operational income from investments in MLPs, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20%for shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares. Any distributions to you in excess of a Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains.

Pursuant to provisions of Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

A Fund’s distributions, whether received in cash or reinvested in additional shares of the Funds, may be subject to federal income tax.  You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  An exchange of a Fund’s shares for shares of another fund will be treated as a sale of the Funds’ shares and any gain on the transaction may be subject to federal income tax.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

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Each Fund anticipates investing no more than 25% of its total assets in MLPs and other entities treated as qualified publicly traded partnerships.  Unlike direct investments in MLPs, income and losses from a Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. A Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099.  Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Funds for the preceding year.  Distributions by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section assumes you are a U.S. shareholder and is also not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Other Fund Policies
Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with a Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed previously in the “Shareholder Information – Buying Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations or fees on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Closing the Funds.  The Board of Trustees retains the right to close each Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board of Trustees may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 855-TCA-FUND (855-822-3863) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

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Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Shares of the Funds are offered on a continuous basis.

Payments to Financial Intermediaries
The Funds may pay service fees to intermediaries, such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to any Fund or its shareholders, may provide additional cash payments to intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services.  These payments and compensation are in addition to service fees paid by the Funds, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of a Fund or Funds on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Financial Highlights

The financial highlights in the following table are intended to help you understand the Funds’ financial performance for the fiscal periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information in the tables below for the fiscal periods indicated have been derived from the financial statements audited by Ernst & Young, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Tortoise MLP & Pipeline Fund
Investor Class Shares

	Year Ended November 30, 2013	Year Ended November 30, 2012	Period from May 31, 2011(1) to November 30, 2011
Per Common Share Data(2)
Net asset value, beginning of period	$12.54	$11.06	$10.00
Investment operations:
Net investment income(3)	0.10	0.03	0.06
Net realized and unrealized gain on investments and translations of foreign currency(3)	2.64	1.51	1.00
Total from investment operations	2.74	1.54	1.06
Less distributions:
Dividends from net investment income	(0.07)	(0.03)	–
Dividends from net capital gains	(0.14)	(0.03)	–
Total distributions	(0.21)	(0.06)	–
Net asset value, end of period	$15.07	$12.54	$11.06
Total Return(4)(5)	22.31%	14.03%	10.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 191,964	$ 55,256	$ 1,305
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	1.29%	1.45%	4.15%
After expense reimbursement/recoupment (6)	1.33%	1.36%	1.35%
Ratio of expenses excluding interest expenses to average net assets:
Before expense reimbursement/recoupment (6)	1.29%	1.44%	4.15%
After expense reimbursement/recoupment (6)	1.33%	1.35%	1.35%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment (6)	1.18%	1.30%	(1.72)%
After expense reimbursement/recoupment (6)	1.14%	1.39%	1.08%
Portfolio turnover rate(5)	25%	37%	46%

(1) Inception date of the Investor Class.
(2) For an Investor Class share outstanding for the entire period.
(3) The per common share data for the year ended November 30, 2012 and the period from May 31, 2011 to November 30, 2011 do not reflect the change in estimate of investment income and return of capital.

(4) Total return does not reflect sales charges.
(5) Not annualized for periods less than one year.
(6) Annualized for periods less than one year.

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Tortoise MLP & Pipeline Fund
Institutional Class Shares

	Year Ended November 30, 2013	Year Ended November 30, 2012	Period from May 31, 2011(1) to November 30, 2011
Per Common Share Data(2)
Net asset value, beginning of period	$12.60	$11.09	$10.00
Investment operations:
Net investment income(3)	0.15	0.07	0.04
Net realized and unrealized gain on investments and translations of foreign currency(3)	2.64	1.51	1.05
Total from investment operations	2.79	1.58	1.09
Less distributions:
Dividends from net investment income	(0.09)	(0.04)	–
Dividends from net capital gains	(0.14)	(0.03)	–
Total distributions	(0.23)	(0.07)	–
Net asset value, end of period	$15.16	$12.60	$11.09
Total Return(4)	22.60%	14.32%	10.90%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 874,170	$ 337,740	$ 19,895
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.04%	1.20%	3.90%
After expense reimbursement/recoupment (5)	1.08%	1.11%	1.10%
Ratio of expenses excluding interest expenses to average net assets:
Before expense reimbursement/recoupment (5)	1.04%	1.19%	3.90%
After expense reimbursement/recoupment (5)	1.08%	1.10%	1.10%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment (5)	1.43%	1.55%	(1.44)%
After expense reimbursement/recoupment (5)	1.39%	1.64%	1.36%
Portfolio turnover rate(4)	25%	37%	46%

(1) Inception date of the Institutional Class.
(2) For an Institutional Class share outstanding for the entire period.
(3) The per common share data for the year ended November 30, 2012 and the period from May 31, 2011 to November 30, 2011 do not reflect the change in estimate of investment income and return of capital.

(4) Not annualized for periods less than one year.
(5) Annualized for periods less than one year.

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Tortoise MLP & Pipeline Fund
C Class Shares

	Year Ended November 30, 2013	Period from September 19, 2012(1) to November 30, 2012
Per Common Share Data(2)
Net asset value, beginning of period	$12.52	$ 12.68
Investment operations:
Net investment income(3)	0.09	0.01
Net realized and unrealized gain (loss) on investments and translations of foreign currency(3)	2.53	(0.17)
Total from investment operations	2.62	(0.16)
Less distributions:
Dividends from net investment income	(0.07)	–
Dividends from net capital gains	(0.14)	–
Total distributions	(0.21)	–
Net asset value, end of period	$ 14.93	$ 12.52
Total Return(4)(5)	21.37%	(1.26)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 27,937	$ 2,090
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	2.04%	2.19%
After expense reimbursement/recoupment (6)	2.08%	2.11%
Ratio of expenses excluding interest expenses to average net assets:
Before expense reimbursement/recoupment (6)	2.04%	2.18%
After expense reimbursement/recoupment (6)	2.08%	2.10%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment (6)	0.43%	0.57%
After expense reimbursement/recoupment (6)	0.39%	0.65%
Portfolio turnover rate(5)	25%	37%

(1) Inception date of the C Class.
(2) For a C Class share outstanding for the entire period.
(3) The per common share data for the period from September 19, 2012 to November 30, 2012 do not reflect the change in estimate of investment income and return of capital.
(4) Total return does not reflect sales charges.
(5) Not annualized for periods less than one year.
(6) Annualized for periods less than one year.

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Tortoise North American Energy Independence Fund
Investor Class Shares

Period from April 1, 2013(1) to November 30, 2013
Per Common Share Data(2)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments and translations of foreign currency	1.55
Total from investment operations	1.52
Less distributions:
Dividends from net investment income	–
Dividends from net capital gains	–
Total distributions	–
Net asset value, end of period	$11.52
Total Return(3)(4)	15.20%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 404
Ratio of expenses to average net assets:
Before expense reimbursement(5)	6.39%
After expense reimbursement(5)	1.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(5)	(5.75)%
After expense reimbursement(5)	(0.71)%
Portfolio turnover rate(4)	21%

(1) Inception date of the Investor Class.
(2) For an Investor Class share outstanding for the entire period.
(3) Total return does not reflect sales charges.
(4) Not annualized.
(5) Annualized.

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Tortoise North American Energy Independence Fund
Institutional Class Shares

Period from April 1, 2013(1) to November 30, 2013
Per Common Share Data(2)
Net asset value, beginning of period	$ 10.00
Investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments and translations of foreign currency	1.54
Total from investment operations	1.53
Less distributions:
Dividends from net investment income	–
Dividends from net capital gains	–
Total distributions	–
Net asset value, end of period	$11.53
Total Return(3)	15.30%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 14,017
Ratio of expenses to average net assets:
Before expense reimbursement(4)	6.14%
After expense reimbursement(4)	1.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(4)	(5.50)%
After expense reimbursement(4)	(0.46)%
Portfolio turnover rate(3)	21%

(1) Inception date of the Institutional Class.
(2) For an Institutional Class share outstanding for the entire period.
(3) Not annualized.
(4) Annualized.

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Tortoise North American Energy Independence Fund
C Class Shares

Period from April 1, 2013(1) to November 30, 2013
Per Common Share Data(2)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain on investments and translations of foreign currency	1.52
Total from investment operations	1.46
Less distributions:
Dividends from net investment income	–
Dividends from net capital gains	–
Total distributions	–
Net asset value, end of period	$11.46
Total Return(3)(4)	14.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 837
Ratio of expenses to average net assets:
Before expense reimbursement(5)	7.14%
After expense reimbursement(5)	2.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(5)	(6.50)%
After expense reimbursement(5)	(1.46)%
Portfolio turnover rate(4)	21%

(1) Inception date of the C Class.
(2) For a C Class share outstanding for the entire period.
(3) Total return does not reflect sales charges.
(4) Not annualized.
(5) Annualized.

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Tortoise Select Opportunity Fund
Investor Class Shares

Period from September 30, 2013(1) to November 30, 2013
Per Common Share Data(2)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.06
Less distributions:
Dividends from net investment income	–
Dividends from net capital gains	–
Total distributions	–
Net asset value, end of period	$10.06
Total Return(3)(4)	0.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 60
Ratio of expenses to average net assets:
Before expense reimbursement(5)	25.45%
After expense reimbursement(5)	1.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(5)	(23.34)%
After expense reimbursement(5)	0.76%
Portfolio turnover rate(4)	44%

(1) Inception date of the Investor Class.
(2) For an Investor Class share outstanding for the entire period.
(3) Total return does not reflect sales charges.
(4) Not annualized.
(5) Annualized.

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Tortoise Select Opportunity Fund
Institutional Class Shares

Period from September 30, 2013(1) to November 30, 2013
Per Common Share Data(2)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.06
Less distributions:
Dividends from net investment income	–
Dividends from net capital gains	–
Total distributions	–
Net asset value, end of period	$10.06
Total Return(3)	0.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 2,369
Ratio of expenses to average net assets:
Before expense reimbursement(4)	25.20%
After expense reimbursement(4)	1.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(4)	(23.09)%
After expense reimbursement(4)	1.01%
Portfolio turnover rate(3)	44%

(1) Inception date of the Institutional Class.
(2) For an Institutional Class share outstanding for the entire period.
(3) Not annualized.
(4) Annualized.

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Tortoise Select Opportunity Fund
C Class Shares

Period from September 30, 2013(1) to November 30, 2013
Per Common Share Data(2)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	– (3)
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.05
Less distributions:
Dividends from net investment income	–
Dividends from net capital gains	–
Total distributions	–
Net asset value, end of period	$10.05
Total Return(4)(5)	0.50%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$ 50
Ratio of expenses to average net assets:
Before expense reimbursement(6)	26.20%
After expense reimbursement(6)	2.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(6)	(24.09)%
After expense reimbursement(6)	0.01%
Portfolio turnover rate(5)	44%

(1) Inception date of the C Class.
(2) For a C Class share outstanding for the entire period.
(3) Amount per share is less than $0.01.
(4) Total return does not reflect sales charges.
(5) Not annualized.
(6) Annualized.

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INVESTMENT ADVISER
Tortoise Capital Advisors, L.L.C.
11550 Ash Street, Suite 300
Leawood, Kansas 66211

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, Minnesota 55402

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, Maine 04104

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Table of Contents - Prospectus

Tortoise Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
Please refer to the SAI for additional information on the Funds. The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide additional information about the Funds’ investments.  The annual reports contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 855-TCA-FUND (855-822-3863), by visiting the Adviser’s website at www.tortoiseadvisors.com or by writing to:

Tortoise Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

Table of Contents - Prospectus

Tortoise Funds
Tortoise MLP & Pipeline Fund
Investor Class Shares – TORTX
Institutional Class Shares – TORIX
C Class Shares – TORCX

Tortoise North American Energy Independence Fund
Investor Class Shares – TNPTX
Institutional Class Shares – TNPIX
C Class Shares – TNPCX

Tortoise Select Opportunity Fund
Investor Class Shares – TOPTX
Institutional Class Shares – TOPIX
C Class Shares – TOPCX

Statement of Additional Information

March 30, 2014

This Statement of Additional Information (“SAI”) provides general information about the Tortoise MLP & Pipeline Fund, Tortoise North American Energy Independence Fund, and Tortoise Select Opportunity Fund (each a “Fund” and together the “Tortoise Funds” or the “Funds”), series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus for Investor Class Shares, Institutional Class Shares and C Class Shares, dated March 30, 2014 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Adviser’s website at www.tortoiseadvisors.com.

Tortoise Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
855-TCA-FUND (855-822-3863)

Table of Contents - Statement of Additional Information (SAI)

Tortoise Funds
Series of Managed Portfolio Series (the “Trust”)

Table of Contents - Statement of Additional Information (SAI)

Table of Contents - Statement of Additional Information (SAI)

The Trust
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Tortoise MLP & Pipeline Fund ( “MLP & Pipeline Fund”), Tortoise North American Energy Independence Fund (“Energy Independence Fund”) and Tortoise Select Opportunity Fund (“Select Opportunity Fund”) are series, or mutual funds, of the Trust.  Each Fund has three classes of shares: Investor Class Shares, Institutional Class Shares and C Class Shares.  Each Fund is a non-diversified series and has its own investment objective and investment policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board of Trustees”) may create additional classes of the Funds and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board of Trustees upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Interests in the Funds are represented by shares of beneficial interest each with no par value per share.  Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to the Fund, as may be declared by the Board of Trustees.

The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees to all applicable series (and classes thereof) in such manner and on such basis as the Board of Trustees in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment by the Trust without his or her express consent.

Table of Contents - Statement of Additional Information (SAI)

All consideration received by the Trust for the issue or sale of a Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

Investment Objective, Policies, Strategies and Associated Risks
The following discussion supplements the description of each Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Funds’ investment objective, strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While a Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Investment Objective
The investment objective of each Fund is set forth under the “Summary Section” in the Funds’ Prospectus.

Diversification
Each Fund is non-diversified.  A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of a Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Since each Fund intends to qualify as a “regulated investment company”(“RIC”) under Subchapter M the Internal Revenue Code of 1986, as amended, (the “Code”), each Fund’s investments will be limited so that at the close of each quarter of each taxable year (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% outstanding voting securities of such issuer, and (ii) not more than 25% of the value of  its total assets are invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (which includes master limited partnerships, “MLPs”). These tax-related limitations may be changed by the Board of Trustees to the extent appropriate in light of changes to applicable tax requirements.

Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects each Fund’s net asset value per share, which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. Types of equity securities in which the Funds may invest include primarily common stocks; MLP common units, limited liability company common units and MLP convertible subordinate units; securities issued by affiliates of MLPs including MLP I-Shares and other equity securities of corporations and limited liability companies that own, directly or indirectly, general partner interests; and preferred equity, convertible securities, warrants, rights and depository receipts of companies that are organized as corporations, limited partnerships or limited liability companies; and energy real estate investment trusts (“REITs”).

Table of Contents - Statement of Additional Information (SAI)

Common Stock
Common stock represents an equity ownership interest in the profits and losses of a corporation, after payment of amounts owed to bondholders, other debt holders, and holders of preferred stock. Holders of common stock generally have voting rights, but the Funds do not expect to have voting control in any of the companies in which they invest. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the holders of common stock.

Master Limited Partnerships
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes if certain qualifying income requirements are met.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

MLPs are formed in several ways. A nontraded partnership may decide to go public. Several nontraded partnerships may roll up into a single MLP. A corporation may spin-off a group of assets or part of its business into an MLP of which it is the general partner, to realize the assets’ full value on the marketplace by selling the assets and using the cash proceeds received from the MLP to address debt obligations or to invest in higher growth opportunities, while retaining control of the MLP. A corporation may fully convert to an MLP, although tax consequences have made this an unappealing option for most corporations. Unlike the ways described above, it is also possible for a newly formed entity to commence operations as an MLP from its inception.

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The sponsor or general partner of an MLP, other energy companies, and utilities may sell assets to MLPs in order to generate cash to fund expansion projects or repay debt. The MLP structure essentially transfers cash flows generated from these acquired assets directly to MLP limited partner unitholders.

In the case of an MLP buying assets from its sponsor or general partner the transaction is intended to be based upon comparable terms in the acquisition market for similar assets. To help insure that appropriate protections are in place, the board of the MLP generally creates an independent committee to review and approve the terms of the transaction. The committee often obtains a fairness opinion and can retain counsel or other experts to assist its evaluation. Since both parties normally have a significant equity stake in the MLP, both parties are aligned to see that the transaction is accretive and fair to the MLP.

As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners. Although the percentages vary among MLPs, the general partner’s marginal interest in distributions generally increases from 2% to 15% at the first designated distribution target level moving up to 25% and ultimately 50% as pre-established distribution per unit thresholds are met. Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels. Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Pipeline MLPs have indirect commodity exposure to gas and oil price volatility because although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity that the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids (“NGLs”). The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Specifically, processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices, although the Adviser intends to target high quality MLPs that seek to mitigate or manage direct margin exposure to commodity prices. However, the MLP industry in general could be hurt by market perception that an MLP’s performance and valuation are directly tied to commodity prices.

The Funds may invest in the securities of MLPs, which include:

MLP Common Units.  MLP common units represent an equity ownership interest in an MLP, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike stockholders of a corporation, common unitholders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unitholders generally have first right to a minimum quarterly distribution (“MQD”) prior to distributions to the convertible subordinated unitholders or the general partner (including incentive distributions). Common unitholders typically have arrearage rights if the MQD is not met. In the event of liquidation, MLP common unitholders have first rights to the partnership’s remaining assets after bondholders, other debt holders, and preferred unitholders have been paid in full. MLP common units trade on a national securities exchange or over-the-counter. In addition, like common stock, prices of MLP common units are sensitive to general movements in the stock market and a drop in the stock market may depress the price of MLP common units to which a Fund has exposure.  MLP common units may represent an ownership interest, held directly or indirectly, in a limited partnership whose primary assets are general partner interests in an underlying operating MLP.

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Limited Liability Company Common Units.  Some energy companies in which the Funds may invest have been organized as LLCs. Such LLCs are treated in the same manner as MLPs for federal income tax purposes. Consistent with its investment objective and policies, a Fund may invest in common units or other securities of such LLCs. LLC common units represent an equity ownership interest in an LLC, entitling the holders to a share of the LLC’s success through distributions and/or capital appreciation. Similar to MLPs, LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. LLC common unitholders generally have first right to a MQD prior to distributions to subordinated unitholders and typically have arrearage rights if the MQD is not met. In the event of liquidation, LLC common unitholders have first right to the LLC’s remaining assets after bondholders, other debt holders and preferred unitholders, if any, have been paid in full. LLC common units trade on a national securities exchange or over-the-counter.

In contrast to MLPs, LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, LLC common unitholders typically have voting rights with respect to the LLC, whereas MLP common units have limited voting rights.

MLP Convertible Subordinated Units.  MLP convertible subordinated units are typically issued by MLPs to founders, corporate general partners of MLPs, entities that sell assets to the MLP, and institutional investors. The purpose of the convertible subordinated units is to increase the likelihood that during the subordination period there will be available cash to be distributed to common unitholders. Convertible subordinated units generally are not entitled to distributions until holders of common units have received specified MQD, plus any arrearages, and may receive less than common unitholders in distributions upon liquidation. Convertible subordinated unitholders generally are entitled to MQD prior to the payment of incentive distributions to the general partner but are not entitled to arrearage rights. Therefore, convertible subordinated units generally entail greater risk than MLP common units. They are generally convertible automatically into the senior common units of the same issuer at a one-to-one ratio upon the passage of time and/or the satisfaction of certain financial tests. These units generally do not trade on a national exchange or over-the-counter, and there is no active market for convertible subordinated units. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, MLP convertible subordinated units typically are exchanged for common units. The value of a convertible security is a function of its worth if converted into the underlying common units. Convertible subordinated units generally have similar voting rights as MLP common units. Distributions may be paid in cash or in-kind.

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Equity Securities of MLP Affiliates.  In addition to equity securities of MLPs, the Funds may also invest in equity securities of MLP affiliates. MLP affiliates are issuers of MLP I-Shares and entities that own interests of general partners of MLPs.

MLP I-Shares.  MLP I-Shares represent indirect ownership interests in MLP common units. I-Shares are equity securities typically issued by MLP affiliates as publicly traded limited liability company interests.  The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. The I-Share issuer’s assets consist exclusively of I-units. I-units represent an indirect limited partner interest in the MLP. I-Shares have features similar to MLP common units in terms of voting rights and liquidation preference. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares receive distributions in the form of additional I-Shares generally equal in amount to the cash distributions received by MLP common unit holders. The issuer of the I-Share is taxed as a corporation; however, the MLP does not allocate income or loss to the I-Share issuer. Accordingly, investors receive a Form 1099, are not allocated their proportionate share of income of the MLPs and are not subject to state income tax filing obligations based solely on the issuer’s operations within a state.  Each Fund will receive taxable income from its ownership of I-Shares when they are sold or exchanged.  I-Shares are not redeemable at the holder’s option, but trade on a national stock exchange in the secondary market.  I-Shares may be less liquid than their affiliated MLP’s common units.  The market price of I-Shares may be affected by distribution levels of their affiliated MLP and may also trade at a discount to the price of the MLP’s common units.

General Partner Interests. Indirect investments in MLP general partner interests are available through investment in the equity securities of MLP affiliates organized as corporations and limited liability companies that own, directly or indirectly, general partner interests.  While these general partner interests themselves are generally not publicly traded, the MLP affiliates investing in such interests and in which the Funds may invest are publicly traded.  General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights (“IDRs”), which provide them with an increasing larger share of the aggregate MLP cash distributions upon the payment of distributions to limited partner unitholders that exceed prescribed levels.  Due to the incentive distribution rights, general partner interests have higher distribution growth prospects than their underlying MLPs, but incentive distribution payments would also decline at a greater rate than the decline rate in distributions to common unitholders in the event of a reduction in the MLP’s distribution.

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General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

REITs
The Funds may invest in the equity securities of REITs focused on the energy industry. A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, including decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Preferred Equity
Preferred equity represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred equity is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend or distribution is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred equity usually does not have voting rights.

Warrants and Rights
The Funds may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Initial Public Offerings
The Funds may invest in securities offered by companies in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid that those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.

Foreign Investments and Currencies
The Funds may invest in securities of foreign issuers that are not publicly traded in the United States, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).  The Funds may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are publicly traded on a U.S. exchange.  Investments in ADRs and foreign securities involve certain inherent risks, including the following:

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American Depositary Receipts.  Among the means through which the Funds may invest in foreign securities that are publicly traded on a U.S. exchange is the purchase of ADRs.  ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. For purposes of each Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Forward Currency Contracts
A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract.  If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by converting assets into the currency.  The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities it owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Funds do not intend to enter into forward contracts on a regular or continuing basis and the Funds will not enter these contracts for speculative purposes.

Foreign currency transactions involve certain costs and risks. The Funds incur foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

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Debt Securities
The Funds may invest in a wide range of debt securities, which may investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade corporate bonds are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) each of which are considered a nationally recognized statistical rating organization (“NRSRO”).  To the extent that a Fund invests in below investment grade debt securities, such securities will be rated, at the time of investment, at least B- by S&P or B3 by Moody’s or a comparable rating by at least one other rating agency or, if unrated, determined by the Adviser to be of comparable quality. A Fund may hold a debt security rated below investment grade if a downgrade occurs after the security has been purchased.  See Appendix A for a description of corporate bond ratings.

Below Investment Grade Debt Securities.  Below investment grade debt securities generally offer a higher current yield than that available for investment grade issues. However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

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Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers may prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Funds may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

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Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities.  The Funds may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Yankee Bonds.  The Funds may invest in Yankee bonds. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Funds may also invest in Yankee Certificates of Deposit (“Yankee CDs”).  Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect and create increased risk relative to payment of principal or interest.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

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Restricted or Thinly Traded Securities
Restricted securities are less liquid than securities traded in the open market, therefore, a Fund may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. The sale price of securities that are not readily marketable may be lower or higher than the company’s most recent determination of their fair value. In addition, the value of these securities typically requires more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these securities, a Fund may not be able to realize these securities’ true value, or may have to delay their sale in order to do so.

Restricted securities generally can be sold in private transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. If the issuer of the restricted securities has an effective registration statement on file with the SEC covering the restricted securities, the Adviser has the ability to deem restricted securities as liquid. To enable a Fund to sell its holdings of a restricted security not registered under the 1933 Act, the Fund may have to cause those securities to be registered. When a Fund must arrange registration because it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. The Fund would bear the risks of any downward price fluctuation during that period.

In recent years, a large institutional market developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or were sold in transactions not requiring registration, such as Rule 144A transactions. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that exist or may develop as a result of Rule 144A may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Funds, however, could affect adversely the marketability of such portfolio securities and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

The Funds may also invest in securities that may not be restricted, but are thinly-traded. Although securities of certain energy companies trade on the New York Stock Exchange (“NYSE”), NYSE Alternext U.S. (formerly known as AMEX), the NASDAQ National Market or other securities exchanges or markets, such securities may have a trading volume lower than those of larger companies due to their relatively smaller capitalizations. Such securities may be difficult to dispose of at a fair price during times when the Adviser believes it is desirable to do so. Thinly-traded securities are also more difficult to value and the Adviser’s judgment as to value will often be given greater weight than market quotations, if any exist. If market quotations are not available, thinly-traded securities will be valued in accordance with procedures established by the Board. Investment of capital in thinly-traded securities may restrict our ability to take advantage of market opportunities. The risks associated with thinly-traded securities may be particularly acute in situations in which our operations require cash and could result in us borrowing to meet our short term needs or incurring losses on the sale of thinly-traded securities.

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Illiquid Securities
Illiquid securities in which the Funds may generally invest include direct placements in the securities of listed companies or 144A debt securities. The Select Opportunity Fund may invest in private companies, but neither the MLP & Pipeline Fund nor the Energy Independence Fund will invest in private companies. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased over-the-counter (“OTC”) options.  Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including commercial paper, foreign securities, and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; and the nature of any restrictions on resale.  A Fund will not hold more than 15% of the value of its net assets in illiquid securities.

Investment Companies
Each Fund may invest in other investment companies to the extent permitted by the 1940 Act. Each Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption, or if such fees are paid the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

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Investments by the Funds in other investment companies will be subject to the limitations of the 1940 Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, each Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to a Fund’s own fees and expenses.

Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of a closed-end fund, shareholders of that Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of that Fund’s fees and expenses.

Open-End Mutual Funds.  Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds.  Exchange-Traded Funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If a Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, issuer call options, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Funds characterize and treat ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Options, Futures and Other Strategies
General.  The Funds may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as “futures”) and options on futures contracts and swap contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a particular portfolio security, to create a synthetic money market position, for certain tax-related purposes and to close out previously established options and futures positions.

The use of Financial Instruments may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, a Fund’s ability to use Financial Instruments may be limited by tax considerations.  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.  In addition to the instruments, strategies and risks described below, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new investment techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below.

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Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from the imposition of daily price fluctuation limits or trading halts.

(3)           As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sells a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

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Cover.  Transactions using Financial Instruments, other than purchasing options, expose the Funds to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (the “Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover obligations under Financial Instruments could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  A Fund will only write call options on securities it holds in its portfolio (i.e., covered calls). By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option and receiving a premium, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate an obligation under a call option or put option that it has written by purchasing an identical call option or put option.  This is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

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A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Funds may buy or sell.

Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”).  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If the Fund writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sell a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

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Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swap Contracts.  The Funds may enter into swap contracts.  Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap contracts entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap contract or periodically during its term.

Swap contracts do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap contract entered into on a net basis will be accrued daily and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap contracts so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap contracts may be considered to be illiquid for the Funds’ illiquid investment limitations.  The Funds will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

The Funds may enter into a swap contract in circumstances where the Adviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap contract will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of a Fund’s transactions in swap contracts.  The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and the SEC recently defined as “swaps,” including non-deliverable foreign exchange forwards, OTC foreign exchange options, and swaptions.  Mandatory exchange-trading and clearing will take place on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing.  The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap contracts.

Credit Default Swaps.  The Funds may enter into credit default swap contracts.  The credit default swap contract may have as a reference obligation one or more securities that are not currently held by a Fund.  The buyer in a credit default swap contract is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

A Fund may be either the buyer or seller in the transaction.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If a Fund is a buyer and no credit event occurs, it may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

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The Funds may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Funds reserve the right to invest in similar instruments that may become available in the future.

Risks of Potential Government Regulation of Derivatives.  It is possible that additional government regulation of various types of derivative instruments, including futures, options, and swap contracts, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective.  It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse.  It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as part of its investment strategy.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.  The futures, options, and swaps markets are subject to comprehensive statutes, regulations, and margin requirements.  In addition, the SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.  The regulation of futures, options, and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government action.  In particular, the Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated.  Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest.  Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives markets, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivative transactions.  The CFTC and the SEC finalized the definition of “swap” and “security-based swap.”  These definitions became effective October 12, 2012 and provide parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions.  The CFTC, the SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act.  Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Funds.  However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs.  The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties.  In particular, any new position limits imposed on a Fund or its counterparties may impact the Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.  New requirements, even if not directly applicable to the Funds, including capital requirements and mandatory clearing, may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

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Temporary Defensive Positions and Cash Investments
Each Fund may invest up to 100% of its total assets in cash, high-quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions, and/or to retain flexibility in meeting redemptions and paying expenses. These short-term debt securities and money market instruments include cash equivalents, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, time deposits, U.S. government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

For longer periods of time, a Fund may hold a substantial position in cash and cash equivalents.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.

Investments in high quality, short-term debt securities and money market instruments are subject to credit risk and interest rate risk although to a lesser extent than longer-term debt securities due to their short-term, significant liquidity, and the high credit quality typically associated with the issues of such securities.

The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that a Fund invests in money market funds, your cost of investing in the Fund will generally be higher since you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Table of Contents - Statement of Additional Information (SAI)

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  A Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, a Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

U.S. Government Obligations.  Each Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Table of Contents - Statement of Additional Information (SAI)

Repurchase Agreements
The Funds may enter into repurchase agreements.  Under such agreements, a Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, each Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

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Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements for temporary purposes with banks and securities dealers if the creditworthiness of the bank or securities dealer has been determined by the Adviser to be satisfactory. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time when a Fund enters into a reverse repurchase agreement, liquid assets (such as cash, U.S. government securities or other “high-grade” debt obligations) of the Fund’s having a value at least as great as the purchase price of the securities to be purchased will be segregated on the Fund’s books and held by the Custodian throughout the period of the obligation. The use of reverse repurchase agreements by a Fund creates leverage which increases its investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. The Funds intend to enter into reverse repurchase agreements only if the income from the investment of the proceeds is expected to be greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Borrowing
Each Fund may borrow money from banks in amounts of up to one-third of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).  Any such borrowing that comes to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the one-third limitation.

In addition, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes, including addressing liquidity concerns or meeting redemption requests, or for clearance of transactions.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Because substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Table of Contents - Statement of Additional Information (SAI)

Short Sales
The Select Opportunity Fund may make short sales of securities.  In a short sale, the Select Opportunity Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Select Opportunity Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Select Opportunity Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Select Opportunity Fund is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Fund has a short position can range from as little as one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Select Opportunity Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Select Opportunity Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  The Select Opportunity Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

Short sales by the Select Opportunity Fund create opportunities to increase its return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Select Opportunity Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Select Opportunity Fund’s net asset value per share (“NAV”) will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Select Opportunity Fund may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions, the Select Opportunity Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

Table of Contents - Statement of Additional Information (SAI)

Each Fund may not:

1.           Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery or forward delivery basis or short sales in accordance with its objectives and strategies;

2.           Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act);

3.           Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate, including REITs);

4.           Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.           Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund); or

6.           Invest 25% or more of the Fund’s total assets in any particular industry or group of industries, except that the Energy Independence Fund and the Select Opportunity Fund will concentrate its assets in the energy industry and the MLP & Pipeline Fund will concentrate its assets in the energy infrastructure industry, and under normal circumstances will invest at least 25% of such Fund’s total assets in the securities of companies that constitute the applicable industry.  The foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following lists the non-fundamental investment restrictions for each Fund.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to Fund shareholders.

Table of Contents - Statement of Additional Information (SAI)

MLP & Pipeline Fund

•
Under normal circumstances, the MLP & Pipeline Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of MLP and pipeline companies.  MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets.  Pipeline companies are defined as either entities in which the largest component of their assets, cash flow or revenue is associated with the operation or ownership of energy pipelines and complementary assets or entities operating in the energy pipeline industry as defined by standard industrial classification.  Pipeline companies include investment companies that invest primarily in MLP or pipeline companies.  The MLP & Pipeline Fund intends to focus its investments primarily in equity securities of MLP and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids.

•
Under normal circumstances, the MLP & Pipeline Fund may invest up to 30% of its total assets in securities (including ADRs) issued by foreign issuers, which may include securities issued by pipeline companies organized and/or having securities traded on an exchange outside the U.S. or may be securities of U.S. companies that are denominated in the currency of a different country.

•
Under normal circumstances, the MLP & Pipeline Fund may also invest up to 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by an NRSRO or judged by the Adviser to be of comparable credit quality.

•
Under normal circumstances, the MLP & Pipeline Fund may invest up to 15% of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the MLP & Pipeline Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid.

•	Under normal circumstances, the MLP & Pipeline Fund may invest up to 10% of its total assets in securities of any one issuer.

•	The MLP & Pipeline Fund will not invest in private companies.

•	The MLP & Pipeline Fund will not engage in short sales of securities.

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Energy Independence Fund

•
Under normal circumstances, the Energy Independence Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of North American energy companies.  A company is considered a North American energy company if (i) it is organized under the laws of a country located in, or maintains its principal place of business in, North America and (ii) at least 50% of its assets, cash flow or revenue is associated with the exploration, development, drilling, completion or production of crude oil, condensate, natural gas and natural gas liquids (“NGLs”), or providing associated transportation, processing, storage, servicing and equipment.

•
Under normal circumstances, the Energy Independence Fund will typically invest at least 70% of its total assets in securities of upstream energy companies.  A company is considered to be an upstream energy company if (i) at least 50% of its assets, cash flow or revenue is associated with the exploration, development, drilling, completion or production of crude oil, condensate, natural gas and NGLs or (ii) its business is related to energy production or refining as defined by the Standard Industrial Classification (“SIC”) system.

•
Under normal circumstances, the Energy Independence Fund may invest up to 20% of its total assets in securities (including ADRs) issued by non-North American foreign issuers, which may include securities issued by energy companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country.

•
Under normal circumstances, the Energy Independence Fund may also invest up to 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by an NRSRO or judged by the Adviser to be of comparable credit quality.

•
Under normal circumstances, the Energy Independence Fund may invest up to 15% of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Energy Independence Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid.

•	Under normal circumstances, the Energy Independence Fund may invest up to 10% of its total assets in securities of any one issuer.

•	The Energy Independence Fund will not invest in private companies.

•	The Energy Independence Fund will not engage in short sales of securities.

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Select Opportunity Fund

•
Under normal circumstances, the Select Opportunity Fund may invest up to 20% of its total assets in securities (including ADRs) issued by non-North American foreign issuers, which may include securities issued by energy companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country.

•
Under normal circumstances, the Select Opportunity Fund may also invest up to 20% of its total assets in debt securities of any issuers, including securities which may be rated below investment grade (“junk bonds”) by an NRSRO or judged by the Adviser to be of comparable credit quality.

•
Under normal circumstances, the Select Opportunity Fund may invest up to 15% of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Select Opportunity Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid.

•	Under normal circumstances, the Select Opportunity Fund may invest up to 15% of its total assets in securities of any one issuer.

Percentage Limitations
A Fund’s compliance with its investment policies and limitations on certain investment percentages will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing for leverage or investing in illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations on certain investment percentages.  To the extent that market value fluctuations cause illiquid securities held by a Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid securities back within the prescribed limitations as soon as reasonably practical.  Generally, this requirement does not obligate a Fund to liquidate a position where the Fund would incur a loss on the sale.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders. With respect to borrowing, if at any time a Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

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Mana gement of the Fu nds

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of five individuals.  The Trustees are fiduciaries and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal Board Meetings, which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of four Independent Trustees – Messrs. Roel C. Campos, David A. Massart, Leonard M. Rush and David M. Swanson – and one Interested Trustee – Mr. Robert J. Kern.  Accordingly, 80% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Funds.

The Trust’s Chairman, Mr. Kern, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Trust has not appointed a lead Independent Trustee.

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In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board of Trustees reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated nature of certain investment advisers in the Trust; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the distribution arrangements of each of the Trust’s underlying funds.

The Board of Trustees has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board of Trustees’ leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board of Trustees during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the President, Treasurer and the Funds’ independent registered public accounting firm to discuss, among other things, the internal control structure of the Funds’ financial reporting function. The full Board of Trustees receives reports from the investment advisers to the underlying series as to investment risks.

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Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Roel C. Campos, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 65	Trustee	Indefinite Term; Since April 2011	22	Partner, Locke Lord LLP (a law firm) (2011-present); Partner, Cooley LLP (a law firm) (2007-2011); Commissioner, U.S. Securities and Exchange Commission (2002-2007).	Director, WellCare Health Plans, Inc. (2013-Present); Director, Regional Management Corp. (2012-Present)
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Trustee	Indefinite Term; Since April 2011	22	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee, ETF Series Solutions (3 Portfolios) (2012-Present)
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Indefinite Term; Since April 2011	22	Chief Financial Officer, Robert W. Baird & Co. Incorporated (2000-2011).	Independent Trustee, ETF Series Solutions (3 Portfolios) (2012-Present); Director, Anchor Bancorp Wisconsin, Inc. (2011-2013)
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since April 2011	22	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Insurance Trust (7 Portfolios) (2006-Present)
Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Chairperson and Trustee	Indefinite Term; Since January 2011	22	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002 -present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present)	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Age: 41	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Angela L. Pingel, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 43	Secretary	Indefinite Term; Since January 2011	N/A	Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2011-present); Vice President and Securities Counsel, Marshall & Ilsley Trust Company N.A. (2007-2010).	N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005-present)	N/A
* Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

Trustee Qualifications
The Board of Trustees believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board of Trustees annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board of Trustees involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Campos’ trustee attributes include substantial industry experience, including being named to President Obama’s economic advisory board and transition team. He previously was a Commissioner of the SEC and has presided over hundreds of complex enforcement cases applying the Securities Act, the Securities Exchange Act, the 1940 Act, and the Investment Advisers Act of 1940.  Mr. Campos extensively participated in the crafting and adoption of many of the SEC’s recent regulatory initiatives, including the Sarbanes-Oxley Act, mutual fund governance and compliance rules and the new National Market System and has extensive experience advising corporate management teams and boards of directors with respect to enforcement, internal investigations, prosecutions, securities and international regulations and corporate governance.  The Board believes Mr. Campos’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Kern’s trustee attributes include substantial industry experience, including his 32 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant, fund administrator, transfer agent and custodian to the Trust) where he manages business development and has previously managed the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC and Quasar Distributors, LLC (the principal underwriter to the Trust).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including 21 years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded.  Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Swanson’s trustee attributes include substantial industry experience, including 33 years of senior management and marketing experience with 27 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The experience and qualifications of the Trustees discussed herein are pursuant to SEC requirements and do constitute holding out the Board of Trustees or any Trustee as having special expertise and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

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Trustee and Management Ownership of Fund Shares
The following table shows the value of any Fund shares and shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2013.

Dollar Range of Fund Shares (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Name	MLP & Pipeline Fund	Energy Independence Fund	Select Opportunity Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Roel C. Campos	None	None	None	None
David A. Massart	None	None	None	None
Leonard M. Rush	None	None	None	None
David M. Swanson	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000
Interested Trustee
Robert J. Kern	None	None	None	None

As of December 31, 2013, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any of the Funds.

Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.  The Audit Committee met two times with respect to the MLP & Pipeline Fund and the Energy Independence Fund and one time with respect to the Select Opportunity Fund during the Funds’ fiscal year ended November 30, 2013.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.  The Nominating Committee did not meet during the Funds’ fiscal year ended November 30, 2013.

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Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.  The Valuation Committee is currently comprised of one or more Independent Trustees and the Trust’s Chairman, President, and Treasurer.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  The Valuation Committee met did not meet during the Funds’ fiscal year ended November 30, 2013.

Trustee Compensation
The Independent Trustees each receive an annual retainer fee of $55,000 per calendar year, which compensates them for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary. Each Independent Trustee also receives added compensation for each additional meeting attended of $1,500 for an in-person meeting and $1,000 for a telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at meetings.  The Interested Trustee does not receive any compensation for his service as Trustee.  Set forth below is the compensation received or estimated to be received by the Independent Trustees for the MLP & Pipeline Fund’s fiscal year ended November 30, 2013 and for the Energy Independence Fund and the Select Opportunity Fund’s current fiscal year ending November 30, 2014.

Name of Person/Position	Aggregate Compensation from the MLP & Pipeline Fund1	Aggregate Compensation from the Energy Independence Fund1, 2	Aggregate Compensation from the Select Opportunity Fund1, 3	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust4
Roel C. Campos, Independent Trustee	$2,030	$2,230	$2,230	None	None	$33,000
David A. Massart, Independent Trustee	$2,030	$2,230	$2,230	None	None	$33,000
Leonard M. Rush, Independent Trustee	$2,030	$2,230	$2,230	None	None	$33,000
David M. Swanson, Independent Trustee	$2,030	$2,230	$2,230	None	None	$33,000
Robert J. Kern, Interested Trustee	None	None	None	None	None	None
1	Trustees fees and expenses are allocated among the Funds and any other series comprising the Trust.
2	Reflects the compensation to be received by the Independent Trustees from the Energy Independence Fund during its current fiscal year ending November 30, 2014.
3	Reflects the compensation to be received by the Independent Trustees from the Select Opportunity Fund during its current fiscal year ending November 30, 2014.
4	Reflects the compensation received by the Independent Trustees for the fiscal year ended November 30, 2013 from the Trust’s other series and the Funds.

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Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of February 28, 2014, the following shareholders were considered to be either a control person or a principal shareholder of each of the Funds:

MLP & Pipeline Fund – Investor Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co., Inc 101 Montgomery St. San Francisco, CA 94104-4151	36.11%	The Charles Schwab Corporation	DE	Record
NFS LLC FBO Various Accounts 200 Liberty St. San Francisco, CA 94105-1905	22.04%	N/A	N/A	Record

MLP & Pipeline Fund – Institutional Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Strafe & Co. P.O. Box 6924 Newark, DE 19714-6924	34.11%	JP Morgan Chase Bank	DE	Record
NFS LLC FEBO 440 W. 58th St. Kansas City, MO 64113-1240	28.49%	Fidelity Global Brokerage Group, Inc.	DE	Record
Charles Schwab & Co., Inc 101 Montgomery St. San Francisco, CA 94104-4151	17.08%	N/A	N/A	Record

MLP & Pipeline Fund – C Class Shares

As of March 1, 2014, there were no principal shareholders or control persons of the MLP & Pipeline Fund’s C Class Shares.

Energy Independence Fund – Investor Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
LPL Financial FBO Various Accounts 9785 Towne Centre Dr. San Diego, CA 92121-1968	52.42%	LPL Holdings, Inc.	CA	Record

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Tortoise Capital Advisors, L.L.C. 11550 Ash St., Suite 300 Leawood, KS 66211-7811	15.94%	N/A	N/A	Beneficial
NFS LLC FBO Various Accounts 200 Liberty St. New York, NY 10281-1003	15.50%	N/A	N/A	Record
Charles Schwab & Co., Inc Special Custody A/C FBO Customers 101 Montgomery St. San Francisco, CA 94104-4151	6.18%	N/A	N/A	Record

Energy Independence Fund – Institutional Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
NFS LLC FBO Various Accounts 200 Liberty St. New York, NY 10281-1003	85.05%	Fidelity Global Brokerage Group, Inc.	DE	Record
LPL Financial FBO Various Accounts 9785 Towne Centre Dr. San Diego, CA 92121-1968	7.27%	N/A	N/A	Record

Energy Independence Fund – C Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
LPL Financial FBO Various Accounts 9785 Towne Centre Dr. San Diego, CA 92121-1968	44.96%	LPL Holdings, Inc.	CA	Record
Stifel Nicolaus & Co. FBO Various Shareholders 501 North Broadway St. Louis, MO 53102-2188	35.95%	Stifel Financial Corp	DE	Record
Tortoise Capital Advisors, L.L.C. 11550 Ash St., Suite 300 Leawood, KS 66211-7811	15.77%	N/A	N/A	Beneficial

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Select Opportunity Fund – Investor Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Tortoise Capital Advisors, L.L.C. 11550 Ash St., Suite 300 Leawood, KS 66211-7811	75.93%	Tortoise Holdings, LLC	KS	Record
Charles Schwab & Co., Inc 101 Montgomery St. San Francisco, CA 94104-4151	18.85%	N/A	N/A	Record
NFS LLC FEBO Prudential Bank and Trust FSB TTEE City and County of San Francisco FBO Jimmy K. Lee 1386 40th Ave. San Francisco, CA 94122-1203	5.23%	N/A	N/A	Beneficial

Select Opportunity Fund – Institutional Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
NFS LLC FBO Various Accounts 200 Liberty St. New York, NY 10281-1003	71.74%	Fidelity Global Brokerage Group, Inc.	DE	Record
Tortoise Capital Advisors, L.L.C. 11550 Ash St., Suite 300 Leawood, KS 66211-7811	13.53%	N/A	N/A	Record
Matlack Living Trust Terry Matlack & Cathy Matlack TR U/A 12/30/2004 7225 Brockway St. Shawnee, KS 66227-2148	6.58%	N/A	N/A	Beneficial
HK Birzer & Michele S. Birzer JTWROS 4901 W. 150th St. Shawnee, KS 66224-3640	6.54%	N/A	N/A	Beneficial

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Select Opportunity Fund –C Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Tortoise Capital Advisors, L.L.C. 11550 Ash St., Suite 300 Leawood, KS 66211-7811	100%	Tortoise Holdings, LLC	KS	Beneficial
(1) “Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Investment Adviser
Investment advisory services are provided to the Funds by Tortoise Capital Advisors, L.L.C., a SEC registered investment adviser (the “Adviser”), pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser specializes in managing portfolios of listed energy companies and, as of February 28, 2014, the Adviser managed investments of approximately $15.0 billion in the energy sector, including the assets of publicly traded closed-end funds, open-end funds and other accounts.

Pursuant to the Advisory Agreement, the Adviser provides the Funds with investment research and advice and furnishes the Funds with an investment program consistent with each Fund’s investment objective and policies, subject to the supervision of the Board of Trustees. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board of Trustees on the Funds’ investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Funds.  The Board of Trustees will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Funds, including the Adviser.

The Adviser also serves as investment adviser to Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise Energy Capital Corporation (“TYY”), Tortoise North American Energy Corporation (“TYN”), Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), Tortoise MLP Fund, Inc. (“NTG”), Tortoise Pipeline & Energy Fund, Inc. (“TTP”), and Tortoise Energy Independence Fund, Inc, (“NDP”) which are publicly traded closed-end investment companies that invest in MLPs, pipeline and energy companies.  The Adviser continues to provide certain securities focused investment services related to the monitoring and disposition of the remaining securities portfolio of CorEnergy Infrastructure Trust, Inc. (“CORR”), a publicly traded company.  CORR was formerly regulated as a business development company named Tortoise Capital Resources Corporation and  has elected REIT status with its primary focus on acquiring  and financing midstream and downstream real estate assets within the U.S. energy infrastructure sector and concurrently entering into long-term triple net participating leases with energy companies.  CORR is externally managed by Corridor InfraTrust Management, LLC, an affiliate of the Adviser.

The Adviser is wholly-owned by Tortoise Holdings, LLC, a holding company.  Mariner Holdings, LLC (“Mariner”), an independent investment firm with affiliates focused on wealth and asset management, owns a majority interest in Tortoise Holdings, LLC through Mariner’s wholly-owned subsidiary, Montage Investments, LLC.  The remaining interests in Tortoise Holdings, LLC are held by the five members of the Adviser’s investment committee responsible for managing the Funds and certain other senior employees of the Adviser.

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As of February 28, 2014, the Adviser had 53 employees, including the five members of the investment committee responsible for managing the Funds.

After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund (with respect to such Fund); and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders (with respect to such Fund); or (ii) by a vote of a majority of the Board of Trustees. The Advisory Agreement is also terminable without penalty by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the investment advisory services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund a management fee, as specified in the Prospectus.

Fund Expenses.  Each Fund is responsible for its own operating expenses. Pursuant to an Operating Expense Limitation Agreement between the Adviser and the Funds, the Adviser has agreed to reimburse each Fund for its operating expenses, and may reduce its management fees, in order to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage costs, interest, taxes and extraordinary expenses), do not exceed 1.35% of the average daily net assets of the Investor Class, 1.10% of the average daily net assets of the Institutional Class and 2.10% of the average daily net assets of the C Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the  expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015.

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The total amount of advisory fees paid by each Fund during the fiscal period indicated, were as follows:

MLP & Pipeline Fund
Advisory Fees Paid During the Fiscal Years Ended November 30,	2013	2012	During the Fiscal Period From May 31, 2011 To November 30, 2011(1)
Advisory Fees Accrued	$6,572,017	$1,271,203	$48,622
Expense (Reimbursement)/Recoupment	$297,602	($137,589)	($160,013)
Total Advisory Fees Paid to Adviser	$6,869,619	$1,133,614	($111,391)
(1)	The fiscal period shown reflects the Advisory fees paid from the date of the Fund’s inception to its fiscal year end.

Energy Independence Fund

Advisory Fees Paid	During the Fiscal Period From April 1, 2013 To November 30, 2013(1)
Advisory Fees Accrued	$32,779
Expense (Reimbursement)/Recoupment	($194,459)
Total Advisory Fees Paid to Adviser	($161,680)
(1)	The fiscal period shown reflects the Advisory fees paid from the date of the Energy Independence Fund’s inception to its fiscal year end.

Select Opportunity Fund

Advisory Fees Paid	During the Fiscal Period From September 30, 2013 To November 30, 2013(1)
Advisory Fees Accrued	$2,946
Expense (Reimbursement)/Recoupment	($83,530)
Total Advisory Fees Paid to Adviser	($80,584)
(1)	The fiscal period shown reflects the Advisory fees paid from the date of the Select Opportunity Fund’s inception to its fiscal year end.

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License Agreement.  Pursuant to the Advisory Agreement, the Adviser has consented to the Funds’ use on a non-exclusive, royalty-free basis, of the name “Tortoise” in its name. Each Fund will have the right to use the “Tortoise” name and the related logo so long as the Adviser or one of its approved affiliates remains the Fund’s investment adviser. Other than with respect to this limited right, the Funds will have no legal right to the “Tortoise” name. This right will remain in effect for so long as the Advisory Agreement with the Adviser is in effect and will automatically terminate if the Advisory Agreement were to terminate for any reason, including upon its assignment.

Investment Committee
As disclosed in the Prospectus, an investment committee created by the Adviser serves as each Fund’s portfolio manager and is responsible for the investment management of the Funds. The investment committee’s members are H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack and David J. Schulte, all of whom share responsibility for such investment management (collectively, the “Portfolio Managers” or “Investment Committee Members”). It is the policy of the investment committee that any one member can require the Adviser to sell a security and any one member can veto the committee’s decision to invest in a security. Each committee member has participated in the investment management of the Adviser’s client accounts since 2002.

The following provides information regarding other accounts managed by the Investment Committee Members (excluding the Funds), including information regarding the number of managed accounts that pay a performance fee as of November 30, 2013:

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
H. Kevin Birzer
	Registered investment companies	9	$7,321,700,872	0	-
	Other pooled investment vehicles	11	$104,084,561	1	$14,923,585
	Other Accounts	831	$5,155,526,368	0	-
Zachary A. Hamel
	Registered investment companies	9	$7,321,700,872	0	-
	Other pooled investment vehicles	11	$104,084,561	1	$14,923,585
	Other Accounts	831	$5,155,526,368	0	-
Kenneth P. Malvey
	Registered investment companies	9	$7,321,700,872	0	-
	Other pooled investment vehicles	11	$104,084,561	1	$14,923,585
	Other Accounts	831	$5,155,526,368	0	-

Table of Contents - Statement of Additional Information (SAI)

Name of Manager	Account Category	# of Accounts	Total Assets of Accounts	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Terry C. Matlack
	Registered investment companies	9	$7,321,700,872	0	-
	Other pooled investment vehicles	11	$104,084,561	1	$14,923,585
	Other Accounts	831	$5,155,526,368	0	-
David J. Schulte
	Registered investment companies	9	$7,321,700,872	0	-
	Other pooled investment vehicles	11	$104,084,561	1	$14,923,585
	Other Accounts	831	$5,155,526,368	0	-

Conflicts of interest may arise because the Adviser and its affiliates generally will be carrying on substantial investment activities for other clients in which the Funds will have no interest. The Adviser and/or the Investment Committee Members may have financial incentives to favor certain of such accounts over a Fund. Certain of the Investment Committee Members’ managed funds and accounts may invest in the equity securities of a particular company, while other funds and accounts managed by the Investment Committee Members may invest in the debt securities of the same company. Any of the Investment Committee Members’ proprietary accounts and other customer accounts may compete with the Funds for specific trades. The Investment Committee Members may buy or sell securities for a Fund that differs from securities bought or sold for other accounts and customers, although their investment objectives and policies may be similar to the Fund’s. Situations may occur in which a Fund could be disadvantaged because of the investment activities conducted by the Adviser and/or the Investment Committee Members for other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for the Funds and the other accounts, thereby limiting the size of a Fund’s position, or the difficulty of liquidating an investment for the Funds and the other accounts where the market cannot absorb the sale of the combined position. The Adviser and/or the Investment Committee Members may also have an incentive to make investments in one fund, having the effect of increasing the value of a security in the same issuer held by another fund, which in turn may result in an incentive fee being paid to the Adviser by that other fund.

A Fund’s investment opportunities may be limited by affiliations of the Adviser or its affiliates with energy companies. In addition, to the extent the Adviser sources, contemplates, structures, or makes private investments in energy companies, certain employees of the Adviser may become aware of actions planned by such companies, such as acquisitions, that may not be announced to the public. It is possible that a Fund could be precluded from investing in an energy company about which the Adviser has material nonpublic information.

A Fund’s investment opportunities may be limited by investment opportunities in companies that the Adviser is evaluating for other clients. To the extent a potential investment is appropriate for a Fund and one or more other clients, the Adviser and/or the Investment Committee Members will need to fairly allocate that investment to the Fund or the other client, or both, depending on its allocation procedures and applicable law related to combined or joint transactions. There may arise an attractive limited investment opportunity suitable for the Fund in which it cannot invest under the particular allocation method being used for that investment.

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Under the 1940 Act, the Funds and their affiliated companies are generally precluded from co-investing in negotiated private placements of securities. Except as permitted by law, the Adviser will not co-invest its other clients’ assets in negotiated private transactions in which a Fund invests. To the extent a Fund is not precluded from co-investing, the Adviser will allocate private investment opportunities among its clients, including but not limited to the Fund and the Fund’s affiliated companies, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an affiliated company rather than to the Fund.

The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on a Fund’s behalf. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for a Fund. Further, the Adviser may at some time in the future, manage other investment funds with the same investment objectives as a Fund’s.

The Investment Committee Members do not receive any direct compensation from the Funds or any other of the managed accounts reflected in the table above.  Messrs. Birzer, Hamel, Malvey, Matlack and Schulte are employees of the Adviser and receive a fixed salary for the services they provide. They each own an equity interest in Tortoise Holdings, LLC, the sole member of the Adviser, and each thus benefits from increases in the net income of the Adviser.

The following table indicates the dollar range of Fund shares beneficially owned by the Portfolio Managers as of November 30, 2013:

Name of Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
	MLP & Pipeline Fund	Energy Independence Fund	Select Opportunity Fund
H. Kevin Birzer	$100,001-$500,000	$100,001-$500,000	$50,001-$100,000
Zachary A. Hamel	$10,001-$50,000	$10,001-$50,000	None
Kenneth P. Malvey	$10,001-$50,000	$10,001-$50,000	None
Terry C. Matlack	$10,001-$50,000	$10,001-$50,000	None
David J. Schulte	$500,001-$1,000,000	$100,001-$500,000	$10,001-$50,000

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), the Administrator acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, each Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations; arranging for the computation of performance data, including net asset value per share (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the investment management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from each Fund a fee computed daily and payable monthly based on each Fund’s average net assets, subject to an annual minimum fee.

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Each Fund paid administration fees to USBFS during the three most recent fiscal periods ended November 30, as follows:

	2013	2012	2011
MLP & Pipeline Fund	$438,892	$147,365	$37,756(1)
Energy Independence Fund	$62,106(2)	N/A	N/A
Select Opportunity Fund	$20,936(3)	N/A	N/A
(1)	Administration fees paid by the MLP & Pipeline Fund during the fiscal period from May 31, 2011 (the Fund’s inception date) to November 30, 2011.
(2)	Administration fees paid by the Energy Independence Fund during the fiscal period from April 1, 2013 (the Fund’s inception date) to November 30, 2013.
(3)	Administration fees paid by the Select Opportunity Fund during the fiscal period from September 30, 2013 (the Fund’s inception date) to November 30, 2013.

USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Funds’ assets.  The custody agreement provides for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North Rivercenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A., 100 Middle Street, P.O. Box 9729, Portland, Maine 04104, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the independent registered public accounting firm for the Funds.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of each Fund’s shares on a best efforts basis.  The offering of the Funds’ shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of each Fund, on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

The Funds have adopted a distribution plan for Investor Class and C Class Shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and/or shareholder services (the “Distribution and Servicing Fee”) at an annual rate of 0.25% of the average daily net asset value of the Investor Class Shares and 1.00% of the average daily net asset value of the C Class Shares.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution and Servicing Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.  The 12b-1 Plan is intended to benefit the Funds by increasing their assets and thereby reducing the Funds’ expense ratio.

The following tables show the amount of 12b-1 fees incurred by C Class and Investor Class shares of each Fund during the fiscal periods ended November 30:

MLP & Pipeline Fund
	2013	2012	2011
Investor Class Shares	$333,082	$60,278	$1,722 (1)
C Class Shares	$150,394 (2)	$1,711(1)	N/A
(1)	The MLP & Pipeline Fund Investor Class Shares incurred 12b-1 fees during the period from May 31, 2011 (the class’s inception date) to November 30, 2011.
(2)	The MLP & Pipeline Fund C Class Shares incurred 12b-1 fees during the period from September 19, 2012 (the class’s inception date) to November 30, 2012.

Energy Independence Fund (3)
	2013	2012	2011
Investor Class Shares	$313	N/A	N/A
C Class Shares	$2,933	N/A	N/A
(3)	The Energy Independence Fund incurred 12b-1 fees during the period from April 1, 2013 (the Fund’s inception date) to November 30, 2013.

Select Opportunity Fund (4)
	2013	2012	2011
Investor Class Shares	$22	N/A	N/A
C Class Shares	$84	N/A	N/A
(4)	The Select Opportunity Fund incurred 12b-1 fees during the period from September 30, 2013 (the Fund’s inception date) to November 30, 2013.

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The following tables show the allocation of the 12b-1 fees paid by the Investor Class and the C Class shares of the Funds during the fiscal period shown below:

MLP & Pipeline Fund

	Total Dollars Allocated For the Fiscal Year Ended November 30, 2013
	C Class Shares	Investor Class Shares
Advertising/Marketing	$0	$0
Printing/Postage	$0	$0
Payment to distributor	$0	$6,662
Payment to dealers	$150,394	$326,420
Compensation to sales personnel	$0	$0
Other	$0	$0
Total	$150,394	$333,082

Energy Independence Fund

	Total Dollars Allocated For the Fiscal Period From April 1, 2013 to November 30, 2013
	C Class Shares	Investor Class Shares
Advertising/Marketing	$0	$0
Printing/Postage	$0	$0
Payment to distributor	$0	$0
Payment to dealers	$2,933	$313
Compensation to sales personnel	$0	$0
Other	$0	$0
Total	$2,933	$313

Select Opportunity Fund

	Total Dollars Allocated For the Fiscal Period From September 30, 2013 to November 30, 2013
	C Class Shares	Investor Class Shares
Advertising/Marketing	$0	$0
Printing/Postage	$0	$0
Payment to distributor	$0	$0
Payment to dealers	$84	$22
Compensation to sales personnel	$0	$0
Other	$0	$0
Total	$84	$22

The Distribution and Servicing Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Servicing Fee is not directly tied to expenses, the amount of distribution fees paid by Investor Class and C Class Shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution and Servicing Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising; compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares; reimbursing for up-front sales commissions; the printing and mailing of prospectuses, statements of additional information and reports; the printing and mailing of sales literature pertaining to the Funds; and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund  may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund and its shareholders.  It is also required that the Independent Trustees, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets and affiliates of the Adviser), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by a Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, a Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, a Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution and Servicing Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

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Portfolio Transactions and Brokerage
The Adviser is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution. In selecting a broker-dealer to execute each particular transaction, the Adviser will initially consider their ability to execute transactions at the most favorable prices and lowest overall execution costs, while also taking into consideration other relevant factors, such as, the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the quality of execution and custodial services, and the provision of valuable research services that can be reasonably expected to enhance the investment return of clients managed by the Adviser. Research services may include reports on energy companies, the market, the economy and other general widely distributed research, and may be used by the Adviser in servicing all funds and accounts managed by the Adviser, including the Funds. Receipt of research is one of a number of factors considered in assigning an overall internal ranking to brokers. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the execution services offered.

A Fund may, from time to time, enter into arrangements with placement agents in connection with direct placement transactions. In evaluating placement agent proposals, the Adviser will consider each broker’s access to issuers of energy company securities and experience in the energy market, particularly the direct placement market. In addition to these factors, the Adviser will consider whether the proposed services are customary, whether the proposed fee schedules are within the range of customary rates, whether any proposal would obligate us to enter into transactions involving a minimum fee, dollar amount or volume of securities, or into any transaction whatsoever, and other terms such as indemnification provisions.

The Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Adviser an amount of commission for effecting an investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other clients of the Adviser as to which the Adviser exercises investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of a Fund to such brokers and dealers who also provide research or statistical material or other services to us, the Adviser or to any sub-adviser. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Board of Trustees indicating the brokers to whom such allocations have been made and the basis therefor.

Portfolio transactions may be placed with broker-dealers who sell shares of a Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of a Fund and/or client accounts.

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The following table sets forth the amount of brokerage commissions paid by each Fund during the fiscal periods shown below:

	2013	2012	2011
MLP & Pipeline Fund	$283,073	$136,113	$9,631(1)
Energy Independence Fund	$3,934 (2)	N/A	N/A
Select Opportunity Fund	$535 (3)	N/A	N/A
(1)	The MLP & Pipeline Fund incurred brokerage commissions during the period from May 31, 2011 (the Fund’s inception date) to November 30, 2011.
(2)	The Energy Independence Fund incurred brokerage commissions during the period from April 1, 2013 (the Fund’s inception date) to November 30, 2013.
(3)	The Select Opportunity Fund incurred brokerage commissions during the period from September 30, 2013 (the Fund’s inception date) to November 30, 2013.

The brokerage commission paid over the last three fiscal periods by the MLP & Pipeline Fund has increased due to an increase in the Fund’s net assets.

Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations or redemption requests warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%).  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred and may result in a greater number of taxable transactions.

Each Fund’s portfolio turnover during the fiscal periods shown below are as follows:
	2013	2012	2011
MLP & Pipeline Fund	25%	37%	46% (1)
Energy Independence Fund	21% (2)	N/A	N/A
Select Opportunity Fund	44% (3)	N/A	N/A
(1)	The MLP & Pipeline Fund’s fiscal period covered May 31, 2011 (the Fund’s inception date) to November 30, 2011.
(2)	The Energy Independence Fund’s fiscal period covered April 1, 2013 (the Fund’s inception date) to November 30, 2013.
(3)	The Select Opportunity Fund’s fiscal period covered September 30, 2013 (the Fund’s inception date) to November 30, 2013.

Code of Ethics
The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Trust, Adviser and Distributor to invest in securities that may be purchased or held by a Fund.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by a Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and its shareholders, taking into account the value of the Fund’s investments.

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The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of a Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders.  Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and Procedures.  A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:

•
The investment committee (or an employee of the Adviser designated by the Investment Committee) will be responsible for all decisions regarding proxy voting, including monitoring corporate actions, making voting decisions in the best interest of the Funds, and ensuring that proxies are submitted in a timely manner.

•
The investment committee will generally vote proxies according to the Adviser’s then-current Proxy Voting Policies and Procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client.

•
Although the Adviser’s Proxy Voting Policies and Procedures are to be followed as a general policy, certain issues will be considered on a case-by-case basis based on the relevant facts and circumstances.  Since corporate governance issues are diverse and continually evolving, the Adviser shall devote an appropriate amount of time and resources to monitor these changes.

•
In situations where there may be a conflict of interest in the voting of proxies between the interests of a Fund and its shareholders and those of the Adviser due to business or personal relationships that the Adviser maintains with persons having an interest in the outcome of certain votes, the Adviser may (i) disclose the potential conflict to the Fund and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons at the Adviser making the voting decisions.

•	All proxies will be voted in accordance with any applicable investment restrictions of the Funds and, to the extent applicable, any resolutions or other instructions approved by the Board of Trustees.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

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Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of a Fund. The Portfolio Holdings Policies are applicable to service providers of a Fund, including the Adviser. Information about a Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board of Trustees considered the circumstances under which a Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Board of Trustees also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Board of Trustees determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund will publicly disclose its top ten portfolio holdings and sector breakdown on the Adviser’s website at www.tortoiseadvisors.com within approximately 10 calendar days after each fiscal quarter end (February, May, August and November).

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In the event of a conflict between the interests of a Fund and its shareholders and the interests of the Adviser or an affiliated person of the Adviser under the Portfolio Holdings Policy, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Adviser; the Funds’ accountant; the Custodian; the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); lending agents; and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties in accordance with the Portfolio Holdings Policies, when a Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or a Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of each Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of the regular trading session on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of  each class are calculated by (1) taking the value of all assets, less liabilities, held by each Fund and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board of Trustees and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple-Class Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the net asset value of each class relative to the net asset value of a Fund or the Trust, as the case may be.

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Net Assets Per Share Class	=	Net Asset Value Per Share Class
Shares Per Share Class

A Fund’s assets are generally valued at their market price on the valuation date based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of a Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Purchase and Redemption of Fund Shares

Purchase of Shares
Shares of each Fund are sold in a continuous offering and may be purchased on any business day from the Funds.  The Funds may also authorize one or more financial intermediaries to accept purchase orders (an “Authorized Intermediary”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on a Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

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Orders received by a Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be processed at the applicable price determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed at the next applicable price.

Orders received by financial intermediaries that are not Authorized Intermediaries, will be processed at the applicable price next calculated after the Transfer Agent receives the order from the financial intermediary.

Purchase Requests Must be Received in Good Order
“Good order” generally means that your purchase request includes:

•	The name of the Fund you are investing in;
•	The dollar amount of shares to be purchased;
•	The class of shares to be purchased;
•	Your Account Application or investment stub; and
•	A check payable to the name of the Fund or a wire transfer received by the Fund.

Shares of the Funds have not been registered and are not offered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

Redemption of Shares
In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.  It is the financial intermediary’s responsibility to transmit orders timely to the Fund.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will generally be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund you are redeeming;
•	The account number;
•	The share or dollar amount to be redeemed;
•	The class of shares to be redeemed; and
•	Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

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Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request was received by the Transfer Agent within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.

The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows a Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash. The Fund potentially could distribute MLP interests. The tax reporting of MLP investments may be more complicated than the income tax reporting for stock and debt investments in that you would receive a K-1, the income or loss would be subject to the passive activity loss limitation provisions in the case of an individual or other non-corporate owners, and you may be subject to state income tax filings and unrelated business income tax.

Cancellations
The Funds will not accept a request to cancel or modify a transaction once processing has begun.

Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders.  The discussion reflects applicable U.S. federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

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In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status, such as a financial institution, “real estate investment trust,” insurance company, RIC, individual retirement account, other tax-exempt entity, dealer in securities or foreign investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the Funds’ stock and debt securities are held by U.S. persons and that such shares and securities are held as capital assets.

A U.S. holder is a beneficial owner that is for U.S. federal income tax purposes:

•	A citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•
A corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	An estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•
A trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Foreign holder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust, or estate and is not a U.S. holder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, series of the Trust, intend to qualify and elect to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to the Fund’s shareholders) and its income available for distribution will be reduced.

As long as the Funds meet certain requirements that govern the Funds’ source of income, diversification of assets and distribution of earnings to shareholders, the Funds will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Funds must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships. A qualified publicly traded partnership is generally defined as a publicly traded partnership under Section 7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.

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With respect to the diversification of assets requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Funds’ total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Funds’ total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Funds control and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

In addition, pursuant to tax regulations each Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships.  A Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Fund is in compliance with the restriction. The Select Opportunity Fund’s relatively small number of holdings, coupled with its potential investments in MLPs, may present unusual challenges in qualifying each year as a RIC under Subchapter M of the Code.

Each Fund’s policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, a Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If a Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If a Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

Net investment income generally consists of interest, dividends, operational income from investments in MLP companies, and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of a Fund.

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Distributions of net investment income are generally taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that part (but not all) of the distributions by a Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders. Any distributions to you in excess of a Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Except in the case of certain exempt shareholders, if a shareholder does not furnish a Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

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A Fund potentially could distribute MLP interests. The tax reporting of MLPs may be more complicated than the income tax reporting for stock and debt investments in that you would receive a K-1, the income or loss would be subject to the passive activity loss limitation provisions in the case of an individual or other non-corporate owners, and you may be subject to state income tax filings and unrelated business income tax.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax treaty.

Federal Income Taxation of MLPs.  MLPs are similar to corporations in many respects, but differ in others, especially in the way they are taxed for federal income tax purposes. A corporation is a distinct legal entity, separate from its stockholders and employees and is treated as a separate entity for federal income tax purposes as well. Like individual taxpayers, a corporation must pay a federal income tax on its income. To the extent the corporation distributes its income to its stockholders in the form of dividends, the stockholders must pay federal income tax on the dividends they receive. For this reason, it is said that corporate income is double-taxed, or taxed at two levels.

An MLP that satisfies the Qualifying Income rules described below, and does not elect otherwise, is treated for federal income tax purposes as a pass-through entity. No federal income tax is paid at the partnership level. A partnership’s income is considered earned by all the partners; it is allocated among all the partners in proportion to their interests in the partnership (generally as provided in the partnership agreement), and each partner pays tax on his, her or its share of the partnership’s income. All the other items that go into determining taxable income and tax owed are passed through to the partners as well — capital gains and losses, deductions, credits, etc. Partnership income is thus said to be single-taxed or taxed only at one level — that of the partner.

The Code generally requires “publicly traded partnerships” to be treated as corporations for federal income tax purposes. However, if the publicly traded partnership satisfies certain requirements and does not elect otherwise, the publicly traded partnership will be taxed as a partnership for federal income tax purposes, referred to herein as an MLP. Under these requirements, an MLP must derive each taxable year at least 90% of its gross income from Qualifying Income.

Qualifying Income for MLPs includes interest, dividends, real estate rents, gain from the sale or disposition of real property, certain income and gain from commodities or commodity futures, and income and gain from certain mineral or natural resources activities. Mineral or natural resources activities that generate Qualifying Income include income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil or products thereof), or the marketing of any mineral or natural resource (including fertilizer, geothermal energy, and timber).

Because the MLP itself does not pay federal income tax, its income or loss is allocated to its investors, irrespective of whether the investors receive any cash payment from the MLP. MLPs generally make quarterly cash distributions. Although they resemble corporate dividends, MLP distributions are treated differently. The MLP distribution is treated as a return of capital to the extent of the investor’s basis in his MLP interest and, to the extent the distribution exceeds the investor’s basis in the MLP interest, capital gain. The investor’s original basis is the price paid for the units. The basis is adjusted downward with each distribution and allocation of deductions (such as depreciation) and losses, and upwards with each allocation of income.

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When the units are sold, the taxable gain or loss associated with such sale is based on the difference between the adjusted cost basis (which was reduced by prior return of capital distributions and allocations of deductions and increased by allocations of income) and the sale price.  In certain situations, that may result in a taxable gain on the sale even though the sale price was lower than the original investment.  The partner generally will not be taxed as of a result of distributions until (1) he sells his MLP units and pays tax on his gain, which gain may have increased because of basis decreases that were created by prior distributions; or (2) his basis reaches zero.

Certain MLPs in which the Funds invest are permitted to reflect an income tax allowance for taxes borne by their unitholders in setting the maximum applicable rates chargeable to customers by their subsidiaries that are regulated interstate natural gas pipelines.  In order to avoid or reverse an adverse determination by the Federal Energy Regulatory Commission (“FERC”) regarding these maximum rates, these MLPs may require a unitholder to certify that the unitholder is an individual or entity subject to United States federal income taxation on the income generated by the MLP or, if the unitholder is an entity not subject to United States federal income taxation on such income, that all the entity’s owners are subject to United States federal income taxation on such income.  Any unitholder that fails to provide such a certification may be subject to adverse consequences under the MLP’s partnership agreement, including having such unitholder’s units repurchased for a purchase price equal to the lesser of the price paid by such unitholder or the current market price at the time of the repurchase.  In addition, the unitholder may lose the right to any allocations of income or loss, distributions or voting rights with respect to such units.  There is little precedent as to how these certification requirements are applied with respect to mutual fund partners, and it is not clear whether a mutual fund would be able to provide a satisfactory certification as to the tax status of its shareholders.  In order to avoid the adverse consequences described above the Funds may avoid investing in an MLP that would otherwise be considered attractive.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax adviser.

Distributions
Each Fund will receive income in the form of dividends and interest earned on its investments in securities or operational income from its investments securities of MLP companies.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of each Fund’s distributions is dependent upon the amount of net investment income received by that Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

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Each Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax adviser.

Any distribution paid by a Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of principal (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be automatically reinvested in additional common shares, unless the shareholder specifically has indicated otherwise. Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
Each Fund’s annual report to shareholders for the fiscal year ended November 30, 2013 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX “A” DESCRIPTION OF BOND RATINGS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment adviser. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only.  The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi
Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript.  Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary

Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

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—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf
The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

pr
The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

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q
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

r
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

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Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

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P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

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Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(2)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

	(2)
Investment Advisory Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(i)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

	(ii)
Second Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

	(iii)	Third Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise VIP MLP & Pipeline Portfolio, and Tortoise Capital Advisors, L.L.C. – to be filed

1

(3)
Investment Advisory Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(4)
Investment Advisory Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(5)
Investment Advisory Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(6)
Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(7)
Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(8)
Investment Advisory Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(9)
Investment Advisory Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(11)
Investment Advisory Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

2

	(12)
Investment Sub-Advisory Agreement between Great Lakes Advisors, LLC and Advanced Investment Partners, LLC relating to the Great Lakes Disciplined Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

	(13)
Investment Advisory Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund, and Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

	(14)
Investment Advisory Agreement between the Trust, on behalf of the Hilton Yield Plus Fund, and Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

	(15)
Investment Advisory Agreement between the Trust, on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(16)
Investment Advisory Agreement between the Trust, on behalf of the Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC– incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

	(17)
Investment Sub-Advisory Agreement between Montage Investments, LLC and Consilium Investment Management, LLC relating to the Consilium Emerging Market Small Cap Fund – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

	(18)	Investment Advisory Agreement between the Trust, on behalf of the Port Street Quality Growth Fund, and Port Street Investments LLC– to be filed
	(19)	Investment Sub-Advisory Agreement between Port Street Investments LLC and Saratoga Research & Investment Management relating to the Port Street Quality Growth Fund – to be filed
(e)	(1)
Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

	(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Nuance Mid Cap Value Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

3

(2)
Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(i)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(ii)
Second Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iii)
Third Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iv)
Fourth Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise Select Opportunity Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(v)	Fifth Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise VIP MLP & Pipeline Portfolio, and Quasar Distributors, LLC – to be filed
(3)
Distribution Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(4)
Distribution Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(5)
Distribution Agreement between the Trust, on behalf of the AC ONE China Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(6)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

4

(7)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(8)
Distribution Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(9)
Distribution Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(11)
Distribution Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(12)
Distribution Agreement between the Trust on behalf of the Coho Relative Value Equity Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Distribution Agreement between the Trust on behalf of the Hilton Yield Plus Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(14)
Distribution Agreement between the Trust on behalf of the Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(15)
Distribution Agreement between the Trust on behalf of the Consilium Emerging Market Small Cap Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

	(16)	Distribution Agreement between the Trust on behalf of the Port Street Quality Growth Fund, and Quasar Distributors, LLC – to be filed
(f)		Bonus or Profit Sharing Contracts – not applicable

5

(g)	(1)	Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(2)
First Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(3)
Second Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(4)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(5)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(11)
Tenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

6

	(12)
Eleventh Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

	(13)
Twelfth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

	(14)
Thirteenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

	(15)
Fourteenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(16)
Fifteenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

	(17)
Sixteenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

	(18)	Seventeenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – to be filed
	(19)	Eighteenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – to be filed
(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

	(3)
Second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

	(4)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

7

(5)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(6)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(7)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(8)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(9)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(10)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(11)
Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(12)
Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(14)
Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(15)
Fourteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

8

(16)
Fifteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(17)
Sixteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(18)	Seventeenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(19)	Eighteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(20)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(21)
First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(22)
Second Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(23)
Third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(24)
Fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(25)
Fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(26)
Sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(27)
Seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

9

(28)
Eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(29)
Ninth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(30)
Tenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(31)
Eleventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(32)
Twelfth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(33)
Thirteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(34)
Fourteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(35)
Fifteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(36)
Sixteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(37)	Seventeenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(38)	Eighteenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(39)	Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

10

(40)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(41)
Second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(42)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(43)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(44)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(45)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(46)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(47)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(48)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(49)
Tenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(50)
Eleventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

11

(51)
Twelfth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(52)
Thirteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(53)
Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(54)
Fifteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(55)
Sixteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(56)	Seventeenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(57)	Eighteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed
(58)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund and the Nuance Mid Cap Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(59)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund, Tortoise Select Opportunity Fund and Tortoise VIP MLP & Pipeline Portfolio, and Tortoise Capital Advisors, L.L.C. – filed herewith

(60)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund), and Cove Street Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2014

(61)
Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A filed on February 21, 2014

12

(62)
Operating Expenses Limitation Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2013

(63)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on September 20, 2013

(64)
Operating Expenses Limitation Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2013

(65)
Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed on January 17, 2014

(66)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A filed on December 26, 2013

(67)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2013

(68)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(69)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Coho Relative Value Equity Fund and Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed on March 19, 2014

(70)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Hilton Yield Plus Fund and Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

13

	(71)
Operating Expenses Limitation Agreement between the Trust, on behalf of Smith Group Large Cap Core Growth Fund and Smith Group Small Cap Focused Growth, and Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

	(72)
Operating Expenses Limitation Agreement between the Trust, on behalf of Consilium Emerging Market Small Cap Fund, and Montage Investments, LLC, and Consilium Investment Management LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

	(73)	Operating Expenses Limitation Agreement between the Trust, on behalf of Port Street Quality Growth Fund, and Port Street Investments LLC – to be filed
(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Nuance Concentrated Value Fund and the Tortoise MLP & Pipeline Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

	(2)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed with the SEC on October 25, 2011

	(3)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

	(4)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

	(5)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Reinhart Mid Cap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

	(6)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

	(7)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

14

(8)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(9)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(10)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(11)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise North American Energy Independence Fund –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(12)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Coho Relative Value Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(13)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Hilton Yield Plus Fund – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013

(14)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise Select Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2013

(15)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Large Cap Core Growth Fund – incorporated herein by reference from the Registrant’s Registration Statement filed on Form N-14 filed on October 1, 2013.

(16)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for Smith Group Small Cap Focused Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(17)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Nuance Mid Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

15

	(18)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Consilium Emerging Market Small Cap Fund – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

	(19)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Port Street Quality Growth Fund – to be filed
	(20)	Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise VIP MLP & Pipeline Portfolio – to be filed
(j)	(1)
Consent of Independent Registered Public Accounting Firm by KPMG LLP for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

	(2)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund, the Tortoise North American Fund and the Tortoise Select Opportunity Fund – filed herewith

	(3)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Nuance Concentrated Value Fund – incorporated herein by reference from Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2013

	(4)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Cove Street Capital Small Cap Value Fund (formerly, CSC Small Cap Value Fund) – incorporated herein by reference from Post-Effective Amendment No. 113 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2014

	(5)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the New Path Tactical Allocation Fund –  incorporated herein by reference from Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A filed on February 21, 2014

	(6)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Great Lakes Bond Fund, the Great Lakes Large Cap Value Fund, the Great Lakes Disciplined Equity Fund, and the Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

	(7)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Reinhart Midcap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A filed on September 20, 2013.

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(8)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the LK Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2013

(9)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2013

(10)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 104 to Registrant’s Registration Statement on Form N-1A filed on December 26, 2013

(11)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2013

(12)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed on January 17, 2014

(13)
Power of Attorneys for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated April 6, 2011 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)		Amended and Restated Rule 12b-1 Plan – to be filed
(n)		Amended and Restated Rule 18f-3 Plan – to be filed
(o)		Reserved
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2011
	(2)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(3)	Code of Ethics for Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

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(4)	Code of Ethics for Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(5)	Code of Ethics for New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
(6)	Code of Ethics for AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012
(7)	Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013
(8)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A filed on July 29, 2013

(9)	Code of Ethics for Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed on January 17, 2014
(10)
Code of Ethics for Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(11)	Code of Ethics for Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012
(12)
Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(13)	Code of Ethics for Coho Partners, Ltd. – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013
(14)	Code of Ethics for Hilton Capital Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2013
(15)
Code of Ethics for Smith Asset Management Group, LP – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(16)	Code of Ethics for Montage Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013
(17)
Code of Ethics for Consilium Investment Management LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

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(18)	Code of Ethics for Port Street Investments LLC – to be filed
(19)	Code of Ethics for Saratoga Research & Investment Management – to be filed
(20)
Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed on March 19, 2014

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Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

        Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Advisers

        With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

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        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Records Maintained By:	Are located at:
Registrant’s Investment Advisers	AC ONE Asset Management, LLC 444 South Flower Street Los Angeles, California 90071
Advantus Capital Management, Inc. 400 Robert Street North St. Paul, Minnesota 55101
Bushido Capital Partners LLC 21 DuPont Circle NW, Suite 500 Washington, D.C. 20036
Coho Partners, Ltd. 300 Berwyn Park 801 Cassatt Road, Suite 100 Berwyn, Pennsylvania 19312
Cove Street Capital, LLC 2321 Rosecrans Avenue El Segundo, California 90245
Great Lakes Advisors, LLC 222 South Riverside Plaza Chicago, Illinois 60606
Hilton Capital Management, LLC 1010 Franklin Avenue Garden City, New York 11530
Lawson Kroeker Investment Management, Inc. 450 Regency Parkway, Suite 410 Omaha, Nebraska 68114
Montage Investments, LLC 11300 Tomahawk Creek Parkway, Suite 200 Leawood, Kansas 66211
New Path Capital Advisors 61 Blue River Parkway, Unit B Silverthorne, Colorado 80498
Nuance Investments, LLC One Ward Parkway, Suite 126 Kansas City, Missouri 64112
Pension Partners, LLC 430 West 14th Street, Suite 505 New York, New York 10014
Port Street Investments LLC 24 Corporate Plaza Drive, Suite 150 Newport Beach, California 92660
Reinhart Partners, Inc. 1500 West Market Street, Suite 100 Mequon, Wisconsin 53092

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Records Maintained By:	Are located at:
Smith Asset Management Group, LP 100 Crescent Court, Suite 1150 Dallas, Texas 75201
Tortoise Capital Advisors, L.L.C. 11550 Ash Street, Suite 300 Leawood, Kansas 66211
Registrant’s Investment Sub-Advisers	Consilium Investment Management LLC 3101 N. Federal Hwy, Suite 502 Fort Lauderdale, Florida 33306
Saratoga Research & Investment Management 14471 Big Basin Way, Suite E Saratoga, California 95070

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 123 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on March 28, 2014.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 28th day of March 2014.

	Signature	Title

	Roel C. Campos*	Trustee
Roel C. Campos

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description
(h)(59)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund, Tortoise Select Opportunity Fund and Tortoise VIP MLP & Pipeline Portfolio, and Tortoise Capital Advisors, L.L.C.

(j)(2)	Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund, the Tortoise North American Fund and the Tortoise Select Opportunity Fund

26